            AS FILED WITH THE SECURITIES AND EXCHANGE ON MAY 26, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4815

                                ULTRA SERIES FUND
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                                ULTRA SERIES FUND

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                                 March 31, 2005

                 Distributed by: CUNA Brokerage Services, Inc.
                                 Office of Supervisory Jurisdiction
                                 2000 Heritage Way
                                 Waverly, IA 50677
                                 Telephone: (319) 352-4090
                                            (800) 798-5500

                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
ULTRA SERIES FUND

PORTFOLIOS OF INVESTMENTS

                    Money Market Fund .........................................     2
                    Bond Fund .................................................     4
                    High Income Fund ..........................................     8
                    Balanced Fund .............................................    16
                    Growth and Income Stock Fund ..............................    20
                    Capital Appreciation Stock Fund ...........................    22
                    Mid-Cap Stock Fund ........................................    24
                    Multi-Cap Growth Stock Fund ...............................    27
                    Global Securities Fund ....................................    29
                    International Stock Fund ..................................    32

NOTES TO PORTFOLIOS OF INVESTMENTS ............................................    36

OTHER INFORMATION .............................................................    40

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

2            MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                         Value
 Par Value                                              (Note 1)
 ---------                                              --------
 COMMERCIAL PAPER (A) - 45.01%

           CONSUMER STAPLES - 8.73%
$5,250,000 Coca-Cola Co.
           2.540%, due 04/05/05 ................   $    5,248,518
 1,400,000 Nestle Capital Corp.
           2.880%, due 05/31/05 (Q) ............        1,393,280
 5,000,000 PepsiCo, Inc.
           2.680%, due 04/14/05 (Q) ............        4,995,161
                                                   --------------
                                                       11,636,959
                                                   --------------
           FINANCE - 16.87%
 6,000,000 American Express Credit Corp.
           2.750%, due 05/09/05 ................        5,982,583
 1,500,000 American Honda Finance Corp.
           2.580%, due 04/11/05 ................        1,498,925
 1,530,000 CIT Group, Inc.
           2.820%, due 05/09/05 ................        1,525,446
 4,500,000 General Electric Capital Corp.
           2.760%, due 04/12/05 ................        4,496,205
 1,500,000 General Electric Capital Corp.
           2.780%, due 05/11/05 ................        1,495,366
 3,500,000 Goldman Sachs Group, Inc.
           2.840%, due 05/16/05 ................        3,487,575
 4,000,000 HSBC Finance Corp.
           2.750%, due 04/07/05 ................        3,998,167
                                                   --------------
                                                       22,484,267
                                                   --------------
           FOREIGN - 4.50%
 3,000,000 Government of Quebec
           2.720%, due 04/08/05 (Q) ............        2,998,413
 3,000,000 Government of Quebec
           2.800%, due 05/06/05 (Q) ............        2,991,834
                                                   --------------
                                                        5,990,247
                                                   --------------
           HEALTH CARE - 10.41%
   900,000 Abbott Laboratories
           2.750%, due 05/03/05 (Q) ............          897,800
 3,000,000 Medtronic, Inc.
           2.720%, due 04/18/05 (Q) ............        2,996,147
 6,000,000 Merck & Co., Inc.
           2.750%, due 04/28/05 ................        5,987,625
 4,000,000 Pfizer, Inc.
           2.740%, due 05/16/05 (Q) ............        3,986,300
                                                   --------------
                                                       13,867,872
                                                   --------------
           INDUSTRIALS - 2.25%
 3,000,000 Caterpillar, Inc.
           2.720%, due 04/01/05 (Q) ............        3,000,000
                                                   --------------
           RETAIL - 2.25%
 3,000,000 Wal-Mart Stores, Inc.
           2.720%, due 05/03/05 (Q) ............        2,992,747
                                                   --------------
           TOTAL COMMERCIAL PAPER ..............       59,972,092
           (Cost $59,972,092)                      --------------

CORPORATE NOTES AND BONDS - 14.75%

           FINANCE - 14.75%
$4,200,000 American Honda Finance Corp.
           2.920%, due 06/10/05 (C)(G) .........   $    4,200,000
 5,200,000 Bank of America NA/Charlotte NC
           2.550%, due 05/09/05 (G) ............        5,200,000
 3,500,000 CIT Group, Inc.
           3.160%, due 04/29/05 (G) ............        3,504,701
 2,500,000 HSBC Finance Corp.
           3.375%, due 02/21/06 ................        2,493,760
 4,250,000 Wells Fargo Financial
           3.100%, due 06/13/05 (G) ............        4,252,520
                                                   --------------
           TOTAL CORPORATE NOTES AND BONDS .....       19,650,981
           (Cost $19,650,981)                      --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.00%

           FEDERAL FARM CREDIT BANK (A) - 3.73%
 5,000,000 2.600%, due 06/30/05 ................        4,967,500
                                                   --------------
           FEDERAL HOME LOAN BANK - 5.92%
 3,500,000 1.305%, due 04/22/05 ................        3,500,000
 4,403,000 2.820%, due 05/25/05 (A) ............        4,384,375
                                                   --------------
                                                        7,884,375
                                                   --------------
           FEDERAL HOME LOAN MORTGAGE CORP. (A) -
           3.75%
 5,000,000 2.600%, due 04/19/05 ................        4,993,500
                                                   --------------
           FEDERAL NATIONAL MORTGAGE ASSOCIATION -
           5.62%
 2,500,000 2.748%, due 04/01/05 (G) ............        2,499,838
 5,000,000 2.590%, due 04/11/05 (A) ............        4,996,403
                                                   --------------
                                                        7,496,241
                                                   --------------
           U.S. TREASURY BILLS (A) - 14.98%
 6,000,000 1.975%, due 04/21/05 ................        5,993,417
 5,000,000 2.460%, due 05/05/05 ................        4,988,383
 9,000,000 2.265%, due 05/12/05 ................        8,976,784
                                                   --------------
                                                       19,958,584
                                                   --------------
           TOTAL U.S. GOVERNMENT AND
           AGENCY OBLIGATIONS ..................       45,300,200
           (Cost $45,300,200)                      --------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

    MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 3

                                                       Value
  Shares                                              (Note 1)
 ---------                                            --------

INVESTMENT COMPANIES - 6.27%
 3,573,737 JP Morgan Money Market Fund .........   $    3,573,737
 4,780,135 SSgA Prime Money Market Fund ........        4,780,135
                                                   --------------
                  TOTAL INVESTMENT COMPANIES ...        8,353,872
                  (Cost $8,353,872)                --------------

TOTAL INVESTMENTS - 100.03% ....................      133,277,145
(Cost $133,277,145**)                              --------------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                (34,423)
                                                   --------------
TOTAL NET ASSETS - 100.00% .....................   $  133,242,722
                                                   ==============

---------------------
 ** Aggregate cost is the same for financial reporting and Federal tax purposes.

(A)   Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Floating rate note. Date shown is next reset date.

(Q) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees. The aggregate of these securities is 19.70% of total net assets.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

 4              BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                        Value
Par Value                                             (Note 1)
---------                                             --------
 ASSET BACKED - 4.58%

$  943,519  ABSC Long Beach Home Equity Loan Trust,
            Series 2000-LB1, Class AF5 (M)
            8.050%, due 09/21/30 ..................  $   947,762
 3,000,000  ABSC Manufactured Housing Contract,
            Series 2004-OK1, Class A4 (C)
            5.019%, due 04/16/30 ..................    1,661,430
 2,100,000  Ameriquest Mortgage Securities, Inc.,
            Series 2004-FR1, Class M2 (M)
            5.207%, due 05/25/34 .................     2,065,127
 4,200,000  Citibank Credit Card Issuance Trust,
            Series 2004-A1, Class A1
            2.550%, due 01/20/09 ..................    4,086,827
 3,300,000  Countrywide Asset-Backed Certificates,
            Series 2003-S1, Class A4 (M)
            5.009%, due 12/25/32 ..................    3,326,882
 2,000,000  GMAC Home Equity Loan Trust,
            Series 2004-HE2, Class M1 (M)
            3.950%, due 10/25/33 ..................    1,943,095
 2,647,167  Green Tree Financial Corp.,
            Series 1996-1, Class M1
            7.000%, due 03/15/27 ..................    2,615,136
 2,300,000  Green Tree Home Equity Loan Trust,
            Series 1999-A, Class B1
            8.970%, due 11/15/27 ..................    2,452,378
 3,500,000  New Century Home Equity Loan Trust,
            Series 2003-5, Class AI5
            5.500%, due 11/25/33 ..................    3,573,723
 2,000,000  Residential Asset Mortgage
            Products, Inc.,
            Series 2003-RS9, Class AI5
            4.990%, due 03/25/31 ..................    2,012,998
 2,245,000  Wells Fargo Home Equity Trust,
            Series 2004-2, Class M8A (C)(G)(M)
            5.850%, due 09/25/34 ..................    2,244,955
                                                     -----------

            TOTAL ASSET BACKED ....................   26,930,313
            (Cost $27,877,488)                       -----------

 COMMERCIAL MORTGAGE BACKED - 5.95%

 4,938,499  Bear Stearns Commercial Mortgage
            Securities, Inc.,
            Series 2001-TOP4, Class A1
            5.060%, due 11/15/16 ..................    5,003,650
 2,800,000  Bear Stearns Commercial Mortgage
            Securities, Inc.,
            Series 2004-T16, Class A2
            3.700%, due 02/13/46 ..................    2,733,987
 2,800,000  Bear Stearns Commercial Mortgage
            Securities, Inc.,
            Series 2004-T16, Class A6 (G)
            4.750%, due 02/13/46 ..................    2,725,096
 3,000,000  Greenwich Capital Commercial Funding
            Corp.,
            Series 2004-GG1, Class A7 (G)
            5.317%, due 06/10/36 ..................    3,052,138
 3,030,772  Morgan Stanley Capital I, Inc.,
            Series 1999-CAM1, Class A3
            6.920%, due 03/15/32 ..................    3,161,025
 5,550,000  Morgan Stanley Capital I, Inc.,
            Series 2004-HQ4, Class A7
            4.970%, due 04/14/40 ..................    5,489,807
 7,000,000  Morgan Stanley Capital I, Inc.,
            Series 2004-TP13, Class A3
            4.390%, due 09/13/45 ..................    6,777,312
 1,695,000  Multi Security Asset Trust,
            Series 2005-RR4, Class J (C)
            5.880%, due 11/28/35 ..................    1,458,693
 4,674,971  Wachovia Bank Commercial Mortgage
            Trust,
            Series 2003-C6, Class A1
            3.364%, due 08/15/35 ..................    4,564,649
                                                     -----------

            TOTAL COMMERCIAL MORTGAGE BACKED ......   34,966,357
            (Cost $35,655,354)                       -----------


  PRIVATE LABEL MORTGAGE BACKED - 0.64%

 3,797,452  Countrywide Alternative Loan Trust,
            Series 2002-5, Class A10
            6.750%, due 06/25/32 ..................    3,788,441
                                                     -----------

            TOTAL PRIVATE LABEL MORTGAGE BACKED ...    3,788,441
            (Cost $3,861,848)                        -----------

  CORPORATE NOTES AND BONDS - 30.39%

            CABLE - 1.42%
 2,500,000  Comcast Cable Communications, Inc.
            6.875%, due 06/15/09 ..................    2,682,378
 3,200,000  Comcast Corp.
            5.300%, due 01/15/14 ..................    3,165,264
 2,500,000  Cox Communications, Inc.
            6.875%, due 06/15/05 ..................    2,514,380
                                                     -----------
                                                       8,362,022
                                                     -----------

            CAPITAL GOODS - 0.58%
 3,500,000  Caterpillar Financial Services Corp.
            2.500%, due 10/03/06 ..................    3,424,327
                                                     -----------

            COMMUNICATION SERVICES - 0.65%
 4,000,000  Clear Channel Communications, Inc.
            4.250%, due 05/15/09 ..................    3,849,896
                                                     -----------

            CONSUMER DISCRETIONARY - 2.43%
 2,500,000  American Association of Retired
            Persons (C)
            7.500%, due 05/01/31 ..................    3,021,285
 2,300,000  Carnival Corp. (D)
            3.750%, due 11/15/07 ..................    2,260,362
 4,000,000  Cendant Corp.
            6.250%, due 01/15/08 ..................    4,163,392
 4,400,000  ERAC USA Finance Co. (C)
            6.700%, due 06/01/34 ..................    4,812,632
                                                     -----------
                                                      14,257,671
                                                     -----------

            CONSUMER STAPLES - 0.66%
 1,250,000  Coca-Cola Enterprises, Inc.
            4.375%, due 09/15/09 ..................    1,237,296
 2,700,000  Safeway, Inc. (O)
            4.125%, due 11/01/08 ..................    2,619,205
                                                     -----------
                                                       3,856,501
                                                     -----------

            ENERGY - 3.08%
 2,460,000  Amerada Hess Corp.
            7.875%, due 10/01/29 ..................    2,940,325
 2,000,000  Burlington Resources Finance Co.
            5.700%, due 03/01/07 ..................    2,046,448

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)         5

                                                     Value
Par Value                                           (Note 1)
---------                                           --------
 CORPORATE NOTES AND BONDS (CONTINUED)

            ENERGY (CONTINUED)
$2,110,000  Devon Financing Corp. ULC
            7.875%, due 09/30/31 ...............   $ 2,628,290
 2,500,000  Occidental Petroleum Corp.
            5.875%, due 01/15/07 ...............     2,569,977
 2,000,000  Pemex Project Funding Master Trust
            7.375%, due 12/15/14 ...............     2,140,000
 3,000,000  Texaco Capital, Inc.
            5.700%, due 12/01/08 ...............     3,023,241
 2,275,000  Valero Energy Corp.
            7.500%, due 04/15/32 ...............     2,742,574
                                                   -----------
                                                    18,090,855
                                                   -----------

            FINANCE - 5.46%
 2,700,000  AIG SunAmerica Global Financing XII
            (C)(O)
            5.300%, due 05/30/07 ...............     2,757,718
 2,500,000  American General Finance Corp.
            4.625%, due 09/01/10 ...............     2,471,890
 2,000,000  Bear Stearns Cos., Inc.
            7.800%, due 08/15/07 ...............     2,154,962
 2,500,000  CIT Group, Inc.
            7.375%, due 04/02/07 ...............     2,643,712
 2,000,000  GE Global Insurance Holding Corp.
            7.000%, due 02/15/26 ...............     2,152,240
 1,680,000  GE Global Insurance Holding Corp.
            7.750%, due 06/15/30 ...............     1,968,737
 2,750,000  Goldman Sachs Group, Inc.
            5.700%, due 09/01/12 ...............     2,831,125
 4,250,000  Household Finance Corp.
            6.500%, due 11/15/08 ...............     4,504,673
 3,000,000  Merrill Lynch & Co., Inc.
            7.375%, due 05/15/06 ...............     3,110,310
 2,000,000  U.S. Bank N.A.
            6.300%, due 02/04/14 ...............     2,167,640
 2,750,000  Wachovia Corp.
            4.950%, due 11/01/06 ...............     2,784,273
 2,500,000  Washington Mutual Finance Corp.
            6.250%, due 05/15/06 ...............     2,561,500
                                                   -----------
                                                    32,108,780
                                                   -----------

            HEALTH CARE - 1.24%
 2,600,000  Eli Lilly & Co.
            6.570%, due 01/01/16 ...............     2,891,020
 1,670,000  Merck & Co., Inc.
            6.400%, due 03/01/28 ...............     1,814,415
 2,370,000  Wyeth (O)
            6.500%, due 02/01/34 ...............     2,565,658
                                                   -----------
                                                     7,271,093
                                                   -----------

            INDUSTRIALS - 6.04%
   760,000  Boeing Co.
            8.625%, due 11/15/31 ...............     1,057,180
 1,380,000  Boeing Co.
            6.875%, due 10/15/43 ...............     1,612,297
 1,140,000  D.R. Horton, Inc.
            5.250%, due 02/15/15 ...............     1,041,535
 4,000,000  DaimlerChrysler NA Holding Corp.
            4.750%, due 01/15/08 ...............     3,981,060
 3,850,000  Dow Chemical Co.
            5.750%, due 12/15/08 ...............     3,998,945
 2,400,000  Ford Motor Credit Co.
            7.600%, due 08/01/05 ...............     2,425,068
 2,000,000  Ford Motor Credit Co.
            5.800%, due 01/12/09 ...............     1,910,152
 3,200,000  General Electric Co.
            5.000%, due 02/01/13 ...............     3,195,351
 2,250,000  General Motors Acceptance Corp. (O)
            6.125%, due 08/28/07 ...............     2,194,009
 2,500,000  General Motors Acceptance Corp.
            6.875%, due 09/15/11 ...............     2,262,102
   800,000  International Paper Co.
            7.875%, due 08/01/06 ...............       834,463
 1,125,000  Pulte Homes, Inc. (O)
            5.200%, due 02/15/15 ...............     1,062,242
   958,000  Raytheon Co.
            4.500%, due 11/15/07 ...............       971,243
 2,465,000  Waste Management, Inc.
            7.125%, due 12/15/17 ...............     2,769,509
 2,250,000  Westvaco Corp.
            8.200%, due 01/15/30 ...............     2,842,650
 3,000,000  Weyerhaeuser Co.
            6.875%, due 12/15/33 ...............     3,331,629
                                                   -----------
                                                    35,489,435
                                                   -----------

            PIPELINE - 0.32%
 1,675,000  Kinder Morgan, Inc.
            7.250%, due 03/01/28 ...............     1,896,058
                                                   -----------

            REITS - 0.62%
 2,735,000  EOP Operating L.P.
            4.750%, due 03/15/14 ...............     2,564,738
 1,060,000  Simon Property Group, L.P.
            5.625%, due 08/15/14 ...............     1,064,897
                                                   -----------
                                                     3,629,635
                                                   -----------

            TELECOMMUNICATIONS - 1.80%
 3,000,000  Bellsouth Capital Funding Corp.
            7.875%, due 02/15/30 ...............     3,705,270
   775,000  Sprint Capital Corp.
            7.125%, due 01/30/06 ...............       793,367
 2,000,000  Telephone & Data Systems, Inc.
            7.000%, due 08/01/06 ...............     2,061,354
 2,500,000  Verizon Wireless Capital LLC
            5.375%, due 12/15/06 ...............     2,546,865
 1,500,000  Vodafone Group PLC (D)
            5.000%, due 12/16/13 ...............     1,489,872
                                                   -----------
                                                    10,596,728
                                                   -----------

            TRANSPORTATION - 1.67%
 3,400,000  Burlington Northern Santa Fe Corp.
            6.375%, due 12/15/05 ...............     3,459,422
 2,925,000  Burlington Northern Santa Fe Corp.
            4.875%, due 01/15/15 ..............      2,843,606
 2,650,000  Norfolk Southern Corp.
            7.250%, due 02/15/31 ...............     3,177,883
    12,451  Southwest Airlines Co., Series A3
            8.700%, due 07/01/11 ...............        13,707
   288,759  Union Pacific Railroad
            6.540%, due 07/01/15 ...............       303,515
                                                   -----------
                                                     9,798,133
                                                   -----------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

 6        BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                      Value
 Par Value                                                           (Note 1)
 ---------                                                         ------------
 CORPORATE NOTES AND BONDS (CONTINUED)

             UTILITIES - 4.42%
$ 3,000,000  Constellation Energy Group, Inc.
             4.550%, due 06/15/15 .............................    $  2,813,967
  2,750,000  Consumers Energy Co.
             5.650%, due 04/15/20 .............................       2,723,608
  2,750,000  DTE Energy Co.
             6.450%, due 06/01/06 .............................       2,823,810
  2,000,000  Energy East Corp.
             8.050%, due 11/15/10 .............................       2,297,628
  2,532,928  Niagara Mohawk Power Corp., Series F
             7.625%, due 10/01/05 .............................       2,582,380
  2,925,000  Pacific Gas and Electric Co.
             6.050%, due 03/01/34 .............................       3,003,434
  2,400,000  Progress Energy, Inc.
             7.750%, due 03/01/31 .............................       2,853,233
  3,400,000  Virginia Electric and Power Co., Series A
             5.750%, due 03/31/06 .............................       3,456,981
  3,000,000  Wisconsin Electric Power Co.
             6.500%, due 06/01/28 .............................       3,404,421
                                                                   ------------
                                                                     25,959,462
                                                                   ------------

             TOTAL CORPORATE NOTES AND BONDS ..................     178,590,596
             (Cost $176,262,073)                                   ------------

 MORTGAGE BACKED - 24.30%

             FEDERAL HOME LOAN MORTGAGE CORP. - 7.04%
  7,055,343  5.000%, due 05/01/18 Pool # E96322 ...............       7,066,798
  9,000,000  3.000%, due 10/15/21 Series 2659, Class NJ .......       8,823,533
    275,551  8.000%, due 06/01/30 Pool # C01005 ..............          296,554
  1,265,619  7.000%, due 03/01/31 Pool # C48129 ...............       1,333,778
    577,657  6.500%, due 03/01/32 Pool # C65648 ...............         600,358
  1,979,699  6.000%, due 09/01/32 Pool # C70558 ...............       2,028,801
  5,965,170  5.000%, due 07/01/33 Pool # A11325 ...............       5,853,110
  1,846,193  6.000%, due 10/01/34 Pool # A28439 ...............       1,890,130
  1,899,141  6.000%, due 10/01/34 Pool # A28598 ...............       1,944,338
  9,453,984  5.500%, due 11/01/34 Pool # A28282 ...............       9,484,840
  2,013,164  6.000%, due 11/01/34 Pool # A28556 ...............       2,061,075
                                                                   ------------
                                                                     41,383,315
                                                                   ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.61%
  5,325,000  4.000%, due 04/01/15 Pool # 255719 ...............       5,181,891
    458,397  6.000%, due 05/01/16 Pool # 582558 ...............         473,646
  1,720,293  5.500%, due 09/01/17 Pool # 657335 ...............       1,754,839
  2,542,848  5.500%, due 02/01/18 Pool # 673194 ...............       2,593,912
  5,655,017  4.500%, due 09/01/18 Pool # 737144 ...............       5,539,335
  1,061,059  6.000%, due 05/01/21 Pool # 253847 ...............       1,092,183
  4,924,785  5.500%, due 12/01/22 Pool # 254587 ...............       4,979,504
    273,898  7.000%, due 12/01/29 Pool # 762813 ...............         290,366
    525,772  7.000%, due 11/01/31 Pool # 607515 ...............         554,716
    922,706  6.000%, due 02/01/32 Pool # 611619 ...............         944,350
    826,341  6.500%, due 03/01/32 Pool # 631377 ...............         859,141
     46,460  7.000%, due 04/01/32 Pool # 641518 ...............          49,003
    845,972  7.000%, due 05/01/32 Pool # 644591 ...............         892,544
  7,838,297  6.500%, due 06/01/32 Pool # 545691 ...............       8,149,430
     90,571  7.000%, due 08/01/32 Pool # 641302 ...............          95,528
  6,834,138  5.500%, due 04/01/33 Pool # 690206 ...............       6,856,767
    995,756  6.000%, due 08/01/33 Pool # 729413 ...............       1,018,078
  2,592,948  6.000%, due 08/01/33 Pool # 729407 ...............       2,651,075
  4,063,034  6.000%, due 08/01/33 Pool # 738061 ...............       4,154,116
  9,088,145  5.000%, due 10/01/33 Pool # 254903 ...............       8,910,928
 10,463,717  5.500%, due 11/01/33 Pool # 555880 ...............      10,498,364
    175,355  5.000%, due 05/01/34 Pool # 782214 ...............         171,554
  2,281,026  5.000%, due 06/01/34 Pool # 778891 ...............       2,231,587
  9,451,516  5.500%, due 06/01/34 Pool # 780384 ...............       9,471,699
    537,823  7.000%, due 07/01/34 Pool # 792636 ...............         566,776
                                                                   ------------
                                                                     79,981,332
                                                                   ------------

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.65%
    127,867  8.000%, due 10/20/15 Pool # 002995 ...............         135,311
  4,200,000  5.008%, due 12/16/25 Series 2004-43, Class C (G)..       4,204,362
  5,646,674  6.500%, due 09/20/28 Series 1998-21,Class ZB .....       5,869,172
    597,153  6.500%, due 02/20/29 Pool # 002714 ...............         622,853
    647,062  6.500%, due 04/20/31 Pool # 003068 ...............         674,609
  9,600,000  6.000%, due 07/20/32 Series 2002-50, Class PE ....       9,951,733
                                                                   ------------
                                                                     21,458,040
                                                                   ------------
             TOTAL MORTGAGE BACKED                                  142,822,687
             (Cost $142,260,448)                                   ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.53%

             FEDERAL FARM CREDIT BANK - 0.73%
  4,000,000  5.875%, due 10/03/16 .............................       4,314,092
                                                                   ------------

             FEDERAL HOME LOAN MORTGAGE CORP. - 3.99%
 10,000,000  5.500%, due 07/15/06 .............................      10,210,770
  2,500,000  4.875%, due 11/15/13 .............................       2,510,545
 11,000,000  4.500%, due 01/15/14 .............................      10,752,907
                                                                   ------------
                                                                     23,474,222
                                                                   ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.85%
  4,675,000  4.000%, due 09/02/08 (O) .........................       4,607,423
  2,400,000  5.250%, due 08/01/12 .............................       2,432,335
  3,905,000  4.625%, due 10/15/14 (O) .........................       3,822,905
                                                                   ------------
                                                                     10,862,663
                                                                   ------------

             U.S. TREASURY BOND - 3.14%
 15,335,000  6.250%, due 05/15/30 .............................      18,424,757
                                                                   ------------

             U.S. TREASURY NOTES - 19.82%
  1,700,000  2.000%, due 08/31/05 (O) .........................       1,692,828
 14,600,000  1.500%, due 03/31/06 (O) .........................      14,323,403
 12,800,000  2.000%, due 05/15/06 (O) .........................      12,588,006
  9,000,000  2.625%, due 11/15/06 (O) .........................       8,847,072
  7,000,000  3.125%, due 01/31/07 (O) .........................       6,920,704
  3,700,000  3.375%, due 02/28/07 (O) .........................       3,672,972
 17,740,000  3.250%, due 01/15/09 (O) .........................      17,238,295
 12,000,000  2.625%, due 03/15/09 (O) .........................      11,370,000
  6,500,000  5.750%, due 08/15/10 (O) .........................       6,975,312
  9,840,000  5.000%, due 02/15/11 (O) .........................      10,220,149
  1,915,000  4.000%, due 02/15/14 (O) .........................       1,848,050
 18,540,000  4.250%, due 11/15/14 (O) .........................      18,156,889
  2,750,000  4.000%, due 02/15/15 (O) .........................       2,642,148
                                                                   ------------
                                                                    116,495,828
                                                                   ------------

             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS ...............................     173,571,562
             (Cost $174,887,560)                                   ------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)         7

                                                                          Value
Shares                                                                   (Note 1)
------                                                               ---------------
INVESTMENT COMPANIES - 27.98%

          3  One Group Institutional Prime Money
             Market Fund.....................................        $             3
 21,828,525  SSgA Prime Money Market Fund ...................             21,828,525
142,603,921  State Street Navigator Securities
             Lending Prime Portfolio (I).....................            142,603,921
                                                                     ---------------

             TOTAL INVESTMENT COMPANIES......................            164,432,449
             (Cost $164,432,449)                                     ---------------

TOTAL INVESTMENTS - 123.37%..................................            725,102,405
(Cost $725,237,220**)                                                ---------------

NET OTHER ASSETS AND LIABILITIES - (23.37)%..................           (137,359,775)
                                                                     ---------------
TOTAL NET ASSETS - 100.00%...................................        $   587,742,630
                                                                     ===============

-----------------------
**    Aggregate cost for Federal tax purposes was $726,051,085.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.64% of total net assets.

(G)   Floating rate or variable rate note. Rate shown is as of March 31, 2005.

(I)   Represents collateral held in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)   All (or a portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

8           HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                                Value
Par Value                                                                      (Note 1)
---------                                                                    -------------
COMMERCIAL MORTGAGE BACKED - 0.11%

$   1,604,112   Morgan Stanley Capital I, Inc.,
                Series 2004-RR, Class FX (C)
                13.821%, due 04/28/39 IO ................................    $     136,350
                                                                             -------------
                TOTAL COMMERCIAL MORTGAGE BACKED ........................          136,350
                (Cost $118,693)                                              -------------

 CORPORATE NOTES AND BONDS - 87.00%

                AEROSPACE/DEFENSE - 2.00%

      250,000   Armor Holdings, Inc.
                8.250%, due 08/15/13 ....................................          269,375
      420,000   BE Aerospace, Inc., Series B (O)
                8.875%, due 05/01/11 ....................................          425,250
      300,000   DI Finance/DynCorp. International (C)
                9.500%, due 02/15/13 ....................................          291,375
      300,000   Esterline Technologies Corp.
                7.750%, due 06/15/13 ....................................          312,000
       90,000   K&F Acquisition, Inc. (C)
                7.750%, due 11/15/14 ....................................           87,300
      350,000   L-3 Communications Corp.
                6.125%, due 01/15/14 ....................................          344,750
      240,000   L-3 Communications Corp.
                5.875%, due 01/15/15 ....................................          230,400
      145,000   Standard Aero Holdings, Inc. (C)
                8.250%, due 09/01/14 ....................................          150,075
      300,000   TransDigm, Inc.
                8.375%, due 07/15/11 ....................................          307,875
                                                                             -------------
                                                                                 2,418,400
                                                                             -------------

                APPAREL/TEXTILES - 0.96%

      250,000   Broder Bros., Co. (O)
                11.250%, due 10/15/10 ...................................          273,750
      200,000   Levi Strauss & Co. (C)(G)
                7.730%, due 04/01/12 ....................................          196,500
      335,000   Levi Strauss & Co.
                12.250%, due 12/15/12 ...................................          365,150
      300,000   Warnaco, Inc.
                8.875%, due 06/15/13 ....................................          321,750
                                                                             -------------
                                                                                 1,157,150
                                                                             -------------

                AUTO PARTS & EQUIPMENT - 1.66%

      300,000   Accuride Corp. (C)
                8.500%, due 02/01/15 ....................................          294,000
      150,000   American Tire Distributors, Inc. (C)(G)
                9.343%, due 04/01/12 ....................................          148,500
      150,000   American Tire Distributors, Inc. (C)
                10.750%, due 04/01/13 ...................................          147,000
      300,000   Goodyear Tire & Rubber Co. (O)
                7.857%, due 08/15/11 ....................................          289,500
      415,000   Navistar International Corp. (O)
                7.500%, due 06/15/11 ....................................          418,112
      160,000   Tenneco Automotive, Inc., Series B
                10.250%, due 07/15/13 ...................................          178,400
      100,000   Tenneco Automotive, Inc. (C)(O)
                8.625%, due 11/15/14 ....................................           97,250
      370,000   TRW Automotive, Inc.
                9.375%, due 02/15/13 ....................................          397,750
       35,000   TRW Automotive, Inc. (O)
                11.000%, due 02/15/13 ...................................           39,200
                                                                             -------------
                                                                                 2,009,712
                                                                             -------------

                BEVERAGE/FOOD - 0.93%

      250,000   B&G Foods Holdings Corp.
                8.000%, due 10/01/11 ....................................          260,000
      105,000   Merisant Co. (C)(O)
                10.250%, due 07/15/13 ...................................           90,300
      180,000   Michael Foods, Inc.
                8.000%, due 11/15/13 ....................................          187,200
      220,000   Seminis Vegetable Seeds, Inc.
                10.250%, due 10/01/13 ...................................          259,600
      325,000   Smithfield Foods, Inc.
                7.000%, due 08/01/11 ....................................          332,719
                                                                             -------------
                                                                                 1,129,819
                                                                             -------------

                BUILDING AND CONSTRUCTION - 0.96%

      405,000   D. R. Horton, Inc.
                8.000%, due 02/01/09.....................................          435,419
      110,000   Technical Olympic USA, Inc.
                9.000%, due 07/01/10.....................................          113,850
       50,000   Technical Olympic USA, Inc.
                7.500%, due 03/15/11.....................................           48,000
      225,000   Technical Olympic USA, Inc.
                7.500%, due 01/15/15.....................................          208,125
      350,000   WCI Communities, Inc. (O)
                7.875%, due 10/01/13.....................................          355,250
                                                                             -------------
                                                                                 1,160,644
                                                                             -------------

                BUILDING MATERIALS - 1.87%

      555,000   Building Materials Corp. of America
                7.750%, due 08/01/14.....................................          555,000
      500,000   Goodman Global Holdings, Inc. (C)(O)
                7.875%, due 12/15/12.....................................          457,500
      290,000   Interface, Inc.
                10.375%, due 02/01/10....................................          324,800
      100,000   Jacuzzi Brands, Inc.
                9.625%, due 07/01/10.....................................          110,000
      300,000   MAAX Corp. (D)
                9.750%, due 06/15/12.....................................          306,000
      401,000   Nortek, Inc.
                8.500%, due 09/01/14.....................................          386,965
      224,000   NTK Holdings, Inc. (B)(C)
                0.000%, due 03/01/14.....................................          119,280
                                                                             -------------
                                                                                 2,259,545
                                                                             -------------

                CHEMICAL - 4.80%

      255,000   Acetex Corp. (D)
                10.875%, due 08/01/09....................................          271,575
      195,000   ARCO Chemical Co. (O)
                9.800%, due 02/01/20.....................................          220,350
      500,000   Borden U.S. Finance Corp./
                Nova Scotia Finance ULC (C)
                9.000%, due 07/15/14.....................................          540,000
      120,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3 Corp. (C)
                9.625%, due 06/15/14.....................................          136,800
       94,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3 Corp. (B)(C)
                0.000%, due 10/01/14.....................................           67,680
      338,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3 Corp. (B)(C)
                0.000%, due 10/01/14.....................................          236,600
      505,000   Equistar Chemicals L.P./Equistar Funding Corp.
                10.625%, due 05/01/11....................................          566,862

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

      HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    9

                                                                                Value
Par Value                                                                      (Note 1)
---------                                                                    -------------
 CORPORATE NOTES AND BONDS (continued)

                CHEMICAL (CONTINUED)

$     290,000   Hercules, Inc.
                6.750%, due 10/15/29 ....................................    $     284,200
      571,000   Huntsman International LLC (O)
                10.125%, due 07/01/09 ...................................          593,840
      155,000   Huntsman International LLC (C)(O)
                7.375%, due 01/01/15 ....................................          154,225
      335,000   IMC Global, Inc. (O)
                10.875%, due 08/01/13 ...................................          400,325
      190,000   Lyondell Chemical Co.
                9.500%, due 12/15/08 ....................................          203,300
      450,000   Lyondell Chemical Co. (O)
                11.125%, due 07/15/12 ...................................          517,500
       80,000   Nalco Co.
                7.750%, due 11/15/11 ....................................           83,200
      100,000   Nalco Co.
                8.875%, due 11/15/13 ....................................          107,000
      463,000   Nalco Finance Holdings, Inc. (B)
                0.000%, due 02/01/14 ....................................          349,565
      320,000   Nova Chemicals Corp. (D)
                6.500%, due 01/15/12 ....................................          328,000
      310,000   Resolution Performance Products LLC (O)
                13.500%, due 11/15/10 ...................................          334,800
      205,000   Rockwood Specialties Group, Inc.
                10.625%, due 05/15/11 ...................................          227,550
      180,000   Rockwood Specialties Group, Inc. (C)
                7.500%, due 11/15/14 ....................................          180,000
                                                                             -------------
                                                                                 5,803,372
                                                                             -------------

                CONSUMER PRODUCTS - 3.23%

      250,000   American Achievement Corp.
                8.250%, due 04/01/12 ....................................          258,750
      245,000   Bombardier Recreational Products, Inc. (D)(O)
                8.375%, due 12/15/13 ....................................          259,700
      250,000   Chattem, Inc.
                7.000%, due 03/01/14 ....................................          251,250
      500,000   Church & Dwight Co., Inc. (C)
                6.000%, due 12/15/12 ....................................          487,500
      290,000   Da-Lite Screen Co., Inc.
                9.500%, due 05/15/11 ....................................          314,650
      500,000   Elizabeth Arden, Inc.
                7.750%, due 01/15/14 ....................................          515,000
      500,000   Jostens IH Corp.
                7.625%, due 10/01/12 ....................................          495,000
      300,000   K2, Inc.
                7.375%, due 07/01/14 ....................................          310,500
      200,000   Rayovac Corp. (C)
                7.375%, due 02/01/15 ....................................          191,500
      300,000   Samsonite Corp.
                8.875%, due 06/01/11 ....................................          314,250
      500,000   Simmons Co.
                7.875%, due 01/15/14 ....................................          510,000
                                                                             -------------
                                                                                 3,908,100
                                                                             -------------

                ENVIRONMENTAL - 0.72%

      250,000   Allied Waste Industries, Inc. (O)
                6.500%, due 11/15/10 ....................................          242,500
      355,000   Allied Waste Industries, Inc. (O)
                7.875%, due 04/15/13 ....................................          354,113
      250,000   Casella Waste Systems, Inc.
                9.750%, due 02/01/13 ....................................          275,000
                                                                             -------------
                                                                                   871,613
                                                                             -------------

                FOOD & DRUG RETAILERS - 0.86%

      525,000   Roundy's, Inc., Series B
                8.875%, due 06/15/12 ....................................          561,750
      500,000   Stater Bros. Holdings, Inc.
                8.125%, due 06/15/12 ....................................          482,500
                                                                             -------------
                                                                                 1,044,250
                                                                             -------------

                FORESTRY/PAPER - 3.66%

      500,000   Abitibi-Consolidated, Inc. (D)(O)
                8.550%, due 08/01/10 ....................................          507,500
      500,000   Caraustar Industries, Inc.
                9.875%, due 04/01/11 ....................................          525,000
    1,005,000   Georgia-Pacific Corp.
                9.375%, due 02/01/13 ....................................        1,123,087
      140,000   Graphic Packaging Corp.
                8.500%, due 08/15/11 ....................................          147,000
      230,000   Graphic Packaging Corp.
                9.500%, due 08/15/13 ....................................          243,800
      255,000   Jefferson Smurfit Corp.
                8.250%, due 10/01/12 ....................................          262,013
      355,000   JSG Funding PLC (D)
                9.625%, due 10/01/12 ....................................          381,625
      155,000   JSG Holding PLC (C)(F)
                11.500%, due 10/01/15 PIK ...............................          185,921
      405,000   Norske Skog Canada, Ltd., Series D (D)
                8.625%, due 06/15/11 ....................................          419,175
      145,000   Norske Skog Canada, Ltd. (D)
                7.375%, due 03/01/14 ....................................          140,650
      250,000   Smurfit Capital Funding PLC (D)
                6.750%, due 11/20/05 ....................................          250,625
      240,000   Stone Container Finance Co. (D)
                7.375%, due 07/15/14 ....................................          237,600
                                                                             -------------
                                                                                 4,423,996
                                                                             -------------

                GAMING - 4.06%

      300,000   Aztar Corp. (O)
                7.875%, due 06/15/14 ....................................          318,750
      485,000   Boyd Gaming Corp. (O)
                6.750%, due 04/15/14 ....................................          478,937
      155,000   Caesars Entertainment, Inc.
                8.875%, due 09/15/08 ....................................          169,919
      575,000   Caesars Entertainment, Inc.
                8.125%, due 05/15/11 ....................................          636,812
       40,000   Herbst Gaming, Inc. (C)
                7.000%, due 11/15/14 ....................................           39,800
      290,000   Isle of Capri Casinos, Inc.
                7.000%, due 03/01/14 ....................................          287,100
      300,000   Las Vegas Sands Corp. (C)
                6.375%, due 02/15/15 ....................................          284,625
      255,000   Mandalay Resort Group (O)
                9.375%, due 02/15/10 ....................................          282,413
      115,000   MGM Mirage, Inc.
                8.500%, due 09/15/10 ....................................          125,925
      545,000   MGM Mirage, Inc. (O)
                8.375%, due 02/01/11 ....................................          588,600
      315,000   MGM Mirage, Inc. (O)
                5.875%, due 02/27/14 ....................................          297,281
       70,000   Pinnacle Entertainment, Inc.
                8.250%, due 03/15/12 ....................................           70,000
      365,000   Pinnacle Entertainment, Inc., Series B (O)
                8.750%, due 10/01/13 ....................................          377,775
      110,000   Scientific Games Corp. (C)
                6.250%, due 12/15/12 ....................................          109,450

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

10    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                                Value
Par Value                                                                      (Note 1)
---------                                                                    -------------
 CORPORATE NOTES AND BONDS (CONTINUED)

                GAMING (CONTINUED)

$     300,000   Seneca Gaming Corp.
                7.250%, due 05/01/12 ....................................    $     298,500
      315,000   Station Casinos, Inc.
                6.500%, due 02/01/14 ....................................          312,638
      250,000   Wynn Las Vegas LLC/
                Wynn Las Vegas Capital Corp. (C)
                6.625%, due 12/01/14 ....................................          237,500
                                                                             -------------
                                                                                 4,916,025
                                                                             -------------

                GENERAL INDUSTRIAL/MANUFACTURING - 2.06%

      115,000   Case Corp. (O)
                7.250%, due 01/15/16 ....................................          109,250
      280,000   Case New Holland, Inc. (C)
                9.250%, due 08/01/11 ....................................          298,200
      120,000   General Binding Corp.
                9.375%, due 06/01/08 ....................................          120,600
      290,000   JLG Industries, Inc.
                8.250%, due 05/01/08 ....................................          307,400
      275,000   Joy Global, Inc., Series B
                8.750%, due 03/15/12 ....................................          302,500
      435,000   Milacron Escrow Corp.
                11.500%, due 05/15/11 ...................................          474,150
      245,000   Rexnord Corp.
                10.125%, due 12/15/12 ...................................          269,500
      230,000   Terex Corp., Series B
                10.375%, due 04/01/11 ...................................          250,125
      350,000   Terex Corp.
                7.375%, due 01/15/14 ....................................          357,000
                                                                             -------------
                                                                                 2,488,725
                                                                             -------------

                HEALTH CARE - 4.79%

      500,000   Alderwoods Group, Inc. (C)
                7.750%, due 09/15/12 ....................................          511,250
      325,000   AmerisourceBergen Corp.
                7.250%, due 11/15/12 ....................................          344,500
      600,000   DaVita, Inc. (C)(O)
                7.250%, due 03/15/15 ....................................          588,000
      175,000   Extendicare Health Services, Inc. (O)
                6.875%, due 05/01/14 ....................................          172,813
      300,000   Genesis HealthCare Corp.
                8.000%, due 10/15/13 ....................................          327,000
      910,000   HCA, Inc.
                7.875%, due 02/01/11 ....................................          984,532
      300,000   HCA, Inc. (O)
                6.375%, due 01/15/15 ....................................          297,792
      565,000   InSight Health Services Corp., Series B (O)
                9.875%, due 11/01/11 ....................................          553,700
      200,000   Omega Healthcare Investors, Inc.
                7.000%, due 04/01/14 ....................................          200,000
      280,000   Select Medical Corp. (C)
                7.625%, due 02/01/15 ....................................          280,000
      250,000   Teva Pharmaceutical Finance LLC (P)
                0.500%, due 02/01/24 ....................................          248,750
      300,000   Triad Hospitals, Inc.
                7.000%, due 11/15/13 ....................................          294,750
      340,000   US Oncology, Inc. (C)
                10.750%, due 08/15/14 ...................................          374,000
      375,000   Warner Chilcott Corp. (C)
                8.750%, due 02/01/15 ....................................          376,875
      250,000   Watson Pharmaceuticals, Inc. (P)
                1.750%, due 03/15/23 ....................................          237,500
                                                                             -------------
                                                                                 5,791,462
                                                                             -------------

                HOTELS - 1.87%

      720,000   Hilton Hotels Corp.
                7.625%, due 12/01/12 ....................................          822,002
      335,000   Host Marriott L.P.
                7.125%, due 11/01/13 ....................................          332,487
      200,000   Host Marriott L.P. (C)
                6.375%, due 03/15/15 ....................................          191,000
       95,000   MeriStar Hospitality Operating Partnership L.P. /
                MeriStar Hospitality Finance Corp.
                10.500%, due 06/15/09 ...................................          101,650
      750,000   Starwood Hotels & Resorts Worldwide, Inc.
                7.875%, due 05/01/12 ....................................          819,375
                                                                             -------------
                                                                                 2,266,514
                                                                             -------------

                LEISURE & ENTERTAINMENT - 2.25%

      500,000   Affinity Group, Inc.
                9.000%, due 02/15/12 ....................................          525,000
      203,000   AMC Entertainment, Inc. (O)
                9.500%, due 02/01/11 ....................................          208,075
      395,000   AMC Entertainment, Inc. (C)
                8.625%, due 08/15/12 ....................................          420,675
      500,000   Carmike Cinemas, Inc.
                7.500%, due 02/15/14 ....................................          490,625
       90,000   Intrawest Corp. (D)
                7.500%, due 10/15/13 ....................................           90,225
      300,000   NCL Corp. (C)
                10.625%, due 07/15/14 ...................................          310,125
      345,000   Royal Caribbean Cruises, Ltd. (O)
                6.875%, due 12/01/13 ....................................          359,663
      300,000   Town Sports International, Inc.
                9.625%, due 04/15/11 ....................................          315,000
                                                                             -------------
                                                                                 2,719,388
                                                                             -------------

                MEDIA - BROADCASTING - 2.02%

      504,000   Allbritton Communications Co.
                7.750%, due 12/15/12 ....................................          496,440
      205,000   Emmis Operating Co.
                6.875%, due 05/15/12 ....................................          200,900
      545,000   Granite Broadcasting Corp. (O)
                9.750%, due 12/01/10 ....................................          506,850
      550,000   Paxson Communications Corp. (B)(O)
                0.000%, due 01/15/09 ....................................          511,500
      500,000   Sinclair Broadcast Group, Inc., Series A
                8.000%, due 03/15/12 ....................................          510,000
      210,000   Spanish Broadcasting Systems, Inc.
                9.625%, due 11/01/09 ....................................          219,975
                                                                             -------------
                                                                                 2,445,665
                                                                             -------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

      HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    11

                                                                                Value
Par Value                                                                      (Note 1)
---------                                                                    -------------
 CORPORATE NOTES AND BONDS (continued)

                MEDIA - CABLE - 4.72%

$     385,000   Cablevision Systems Corp. (C)(O)
                8.000%, due 04/15/12 ....................................    $     395,587
      120,000   CCO Holdings LLC/
                CCO Holdings Capital Corp.
                8.750%, due 11/15/13 ....................................          120,000
      125,000   Charter Communciations Operating LLC/
                Charter Communications Operating Capital Corp. (C)
                8.375%, due 04/30/14 ....................................          125,625
    1,000,000   Charter Communications Holdings II LLC/
                Charter Communications Holdings II Capital Corp.
                10.250%, due 09/15/10 ...................................        1,020,000
      700,000   CSC Holdings, Inc., Series B
                8.125%, due 08/15/09 ....................................          738,500
      230,000   CSC Holdings, Inc. (C)
                6.750%, due 04/15/12 ....................................          228,275
      270,000   DirecTV Holdings LLC/DirecTV Financing Co.
                8.375%, due 03/15/13 ....................................          292,275
      630,000   EchoStar DBS Corp.
                6.375%, due 10/01/11 ....................................          617,400
      130,000   FrontierVision Holdings L.P. (E)
                1.000%, due 09/15/07 ....................................          174,850
       85,000   FrontierVision Holdings L.P. (E)
                11.875%, due 09/15/07 ...................................          114,325
      260,000   FrontierVision Operating Partners L.P. (E)
                11.000%, due 10/15/06 ...................................          343,200
      300,000   Insight Communications, Inc. (B)
                0.000%, due 02/15/11 ....................................          298,500
      250,000   LodgeNet Entertainment Corp.
                9.500%, due 06/15/13 ....................................          272,500
      105,000   MediaCom Broadband LLC (O)
                11.000%, due 07/15/13 ...................................          112,350
      240,000   MediaCom LLC/ Media Capital Corp. (O)
                9.500%, due 01/15/13 ....................................          239,400
      210,000   Rogers Cable, Inc. (D)
                8.750%, due 05/01/32 ....................................          243,600
      500,000   Telenet Group Holding N.V. (B)(C)(D)
                0.000%, due 06/15/14 ....................................          378,125
                                                                             -------------
                                                                                 5,714,512
                                                                             -------------

                MEDIA - DIVERSIFIED & SERVICES - 1.12%

      155,000   Intelsat Bermuda, Ltd. (C)(D)(G)
                7.794%, due 01/15/12 ....................................          157,325
      355,000   Intelsat Bermuda, Ltd. (C)(D)(O)
                8.625%, due 01/15/15 ....................................          362,100
      150,000   Intelsat, Ltd. (D)
                6.500%, due 11/01/13 ....................................          120,375
      210,000   Lamar Media Corp.
                7.250%, due 01/01/13 ....................................          218,400
      530,000   PanAmSat Holding Corp. (B)(C)
                0.000%, due 11/01/14 ....................................          344,500
      250,000   Zeus Special Subsidiary, Ltd. (B)(C)
                0.000%, due 02/01/15 ....................................          158,125
                                                                             -------------
                                                                                 1,360,825
                                                                             -------------

                METALS AND MINING - 1.61%

      500,000   Alpha Natural Resources LLC/
                Alpha Natural Resources Corp. (C)
                10.000%, due 06/01/12 ...................................          560,000
      250,000   Arch Western Finance LLC
                6.750%, due 07/01/13 ....................................          251,250
      285,000   Foundation Pennsylvania Coal Co.
                7.250%, due 08/01/14 ....................................          289,275
      346,000   Freeport-McMoRan Copper & Gold, Inc.
                6.875%, due 02/01/14 ....................................          340,810
      175,000   Peabody Energy Corp., Series B (O)
                6.875%, due 03/15/13 ....................................          180,250
      335,000   Peabody Energy Corp.
                5.875%, due 04/15/16 ....................................          323,275
                                                                             -------------
                                                                                 1,944,860
                                                                             -------------

                NON FOOD & DRUG RETAILERS - 1.91%

      500,000   Buhrmann U.S., Inc. (C)
                7.875%, due 03/01/15 ....................................          500,000
      445,000   Couche-Tard US L.P./Couche-Tard Finance Corp.
                7.500%, due 12/15/13 ....................................          467,250
      350,000   Dollar General Corp.
                8.625%, due 06/15/10 ....................................          396,375
      480,000   Rite Aid Corp. (O)
                9.250%, due 06/01/13 ....................................          477,600
      235,000   Rite Aid Corp. (O)
                6.875%, due 08/15/13 ....................................          218,550
      285,000   Saks, Inc. (O)
                7.000%, due 12/01/13 ....................................          257,925
                                                                             -------------
                                                                                 2,317,700
                                                                             -------------

                OIL & GAS - 4.42%

      315,000   Amerada Hess Corp.
                7.300%, due 08/15/31 ....................................          355,218
      195,000   Chesapeake Energy Corp.
                8.125%, due 04/01/11 ....................................          206,700
      339,000   Chesapeake Energy Corp.
                7.000%, due 08/15/14 ....................................          349,170
      180,000   Chesapeake Energy Corp. (C)
                6.375%, due 06/15/15 ....................................          177,750
      470,000   Chesapeake Energy Corp.
                6.875%, due 01/15/16 ....................................          474,700
      450,000   Delta Petroleum Corp. (C)
                7.000%, due 04/01/15 ....................................          434,250
      585,000   El Paso Production Holding Co.
                7.750%, due 06/01/13 ....................................          592,312
      135,000   Encore Acquisition Co.
                8.375%, due 06/15/12 ....................................          145,800
      300,000   Encore Acquisition Co.
                6.250%, due 04/15/14 ....................................          300,000
      215,000   EXCO Resources, Inc.
                7.250%, due 01/15/11 ....................................          218,225
      320,000   Hanover Compressor Co.
                9.000%, due 06/01/14 ....................................          342,400
      300,000   Harvest Operations Corp. (D)
                7.875%, due 10/15/11 ....................................          296,250
      225,000   Newfield Exploration Co.
                6.625%, due 09/01/14 ....................................          227,813

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

12    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                                Value
Par Value                                                                      (Note 1)
---------                                                                    -------------
CORPORATE NOTES AND BONDS (CONTINUED)

                OIL & GAS (CONTINUED)

$     320,000   Plains Exploration & Production Co. (O)
                7.125%, due 06/15/14 ....................................    $     334,400
      400,000   Premcor Refining Group, Inc. (O)
                7.750%, due 02/01/12 ....................................          413,000
      500,000   Range Resources Corp. (C)
                6.375%, due 03/15/15 ....................................          480,000
                                                                             -------------
                                                                                 5,347,988
                                                                             -------------

                PACKAGING - 2.95%

      400,000   AEP Industries, Inc. (C)
                7.875%, due 03/15/13 ....................................          401,699
      785,000   Crown European Holdings S.A. (D)
                10.875%, due 03/01/13 ...................................          910,600
      315,000   Greif, Inc.
                8.875%, due 08/01/12 ....................................          340,200
      270,000   Owens-Brockway Glass Container, Inc.
                8.875%, due 02/15/09 ....................................          288,225
       85,000   Owens-Brockway Glass Container, Inc.
                8.750%, due 11/15/12 ....................................           92,862
      770,000   Owens-Brockway Glass Container, Inc.
                8.250%, due 05/15/13 ....................................          814,275
      230,000   Owens-Illinois, Inc. (O)
                7.800%, due 05/15/18 ....................................          234,025
      220,000   Plastipak Holdings, Inc.
                10.750%, due 09/01/11 ...................................          244,200
      100,000   Pliant Corp. (O)
                13.000%, due 06/01/10 ...................................           84,500
      194,000   Pliant Corp. (O)
                13.000%, due 06/01/10 ...................................          163,930
                                                                             -------------
                                                                                 3,574,516
                                                                             -------------

                PRINTING & PUBLISHING - 2.47%

      110,000   Cenveo Corp.
                9.625%, due 03/15/12 ....................................          117,150
      244,000   Dex Media East LLC/
                Dex Media East Finance Co.
                12.125%, due 11/15/12 ...................................          289,140
      194,000   Dex Media West LLC/
                Dex Media Finance Co., Series B
                9.875%, due 08/15/13 ....................................          216,310
    1,115,000   Dex Media, Inc. (B)(O)
                0.000%, due 11/15/13 ....................................          847,400
      500,000   Houghton Mifflin Co.
                9.875%, due 02/01/13 ....................................          515,000
      325,000   Medianews Group, Inc.
                6.875%, due 10/01/13 ....................................          318,500
      270,000   PRIMEDIA, Inc.
                8.875%, due 05/15/11 ....................................          281,475
      400,000   PRIMEDIA, Inc.
                8.000%, due 05/15/13 ....................................          408,000
                                                                             -------------
                                                                                 2,992,975
                                                                             -------------

                RESTAURANTS - 0.55%

      340,000   Carrols Corp. (C)
                9.000%, due 01/15/13 ....................................          350,200
      300,000   Dominos, Inc.
                8.250%, due 07/01/11 ....................................          313,500
                                                                             -------------
                                                                                   663,700
                                                                             -------------

                STEEL - 0.53%

      365,000   Russel Metals, Inc. (D)
                6.375%, due 03/01/14 ....................................          354,050
      295,000   Valmont Industries, Inc. (O)
                6.875%, due 05/01/14 ....................................          292,050
                                                                             -------------
                                                                                   646,100
                                                                             -------------

                SUPPORT SERVICES - 3.27%

      350,000   Coinmach Corp.
                9.000%, due 02/01/10 ....................................          357,000
       65,000   Corrections Corp. of America
                7.500%, due 05/01/11 ....................................           65,812
      200,000   Corrections Corp. of America (C)
                6.250%, due 03/15/13 ....................................          192,000
      315,000   Integrated Electrical Services, Inc., Series C (O)
                9.375%, due 02/01/09 ....................................          302,400
      340,000   Iron Mountain, Inc.
                8.625%, due 04/01/13 ....................................          343,400
      170,000   Iron Mountain, Inc.
                7.750%, due 01/15/15 ....................................          167,875
      785,000   Johnsondiversey Holdings, Inc. (B)
                0.000%, due 05/15/13 ....................................          675,100
      375,000   Johnsondiversey, Inc., Series B
                9.625%, due 05/15/12 ....................................          403,125
      195,000   Knowledge Learning Corp. (C)
                7.750%, due 02/01/15 ....................................          188,175
      180,000   United Rentals North America, Inc.
                6.500%, due 02/15/12 ....................................          175,050
      395,000   United Rentals North America, Inc. (O)
                7.750%, due 11/15/13 ....................................          383,150
      240,000   United Rentals North America, Inc. (O)
                7.000%, due 02/15/14 ....................................          219,600
      240,000   Williams Scotsman, Inc. (O)
                9.875%, due 06/01/07 ....................................          238,800
      230,000   Williams Scotsman, Inc. (O)
                10.000%, due 08/15/08 ...................................          246,100
                                                                             -------------
                                                                                 3,957,587
                                                                             -------------

                TECHNOLOGY - 2.33%

      290,000   Argo-Tech Corp.
                9.250%, due 06/01/11 ....................................          311,750
      358,000   Fisher Scientific International, Inc.
                8.125%, due 05/01/12 ....................................          388,430
      500,000   Flextronics International, Ltd. (D)
                6.500%, due 05/15/13 ....................................          496,250
      230,000   Lucent Technologies, Inc. (O)
                5.500%, due 11/15/08 ....................................          224,825
      270,000   Lucent Technologies, Inc.
                6.450%, due 03/15/29 ....................................          232,875
      290,000   MagnaChip Semiconductor S.A./
                MagnaChip Semiconductor Finance Co. (C)(D)
                8.000%, due 12/15/14 ....................................          296,525
      235,000   Nortel Networks, Ltd. (D)
                6.125%, due 02/15/06 ....................................          235,588
      605,000   Xerox Corp.
                7.625%, due 06/15/13 ....................................          632,225
                                                                             -------------
                                                                                 2,818,468
                                                                             -------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    13

                                                         Value
Par Value                                              (Note 1)
---------                                            ------------
           TELECOMMUNICATIONS - 10.74%
$  307,000 Alamosa, Inc. (B)
           0.000%, due 07/31/09 ...................  $    333,862
    71,000 Alamosa, Inc.
           11.000%, due 07/31/10 ..................        80,763
   500,000 American Cellular Corp.
           10.000%, due 08/01/11 ..................       460,000
   177,000 American Tower Corp. (O)
           9.375%, due 02/01/09 ...................       185,850
   250,000 American Tower Corp. (P)
           3.000%, due 08/15/12 ...................       271,250
   200,000 American Tower Corp.
           7.125%, due 10/15/12 ...................       199,000
   429,000 AT&T Corp.
           9.050%, due 11/15/11 ...................       487,451
   390,000 Centennial Cellular Operating Co./
           Centennial Communications Corp.
           10.125%, due 06/15/13 ..................       430,950
   335,000 Cincinnati Bell, Inc. (O)
           8.375%, due 01/15/14 ...................       329,975
    55,000 Cincinnati Bell, Inc. (C)
           8.375%, due 01/15/14 ...................        54,175
   300,000 Cincinnati Bell, Inc. (C)
           7.000%, due 02/15/15 ...................       285,000
   561,000 Citizens Communications Co.
           9.250%, due 05/15/11 ...................       614,295
   150,000 Citizens Communications Co.
           6.250%, due 01/15/13 ...................       141,000
   260,000 Crown Castle International Corp., Series
           B (O)
           7.500%, due 12/01/13 ...................       285,350
    80,000 Dobson Cellular Systems, Inc. (C)
           8.375%, due 11/01/11 ...................        81,600
   150,000 Dobson Communications Corp. (O)
           8.875%, due 10/01/13 ...................       117,750
   280,000 Eircom Funding (D)
           8.250%, due 08/15/13 ...................       304,500
   310,000 GCI, Inc. (O)
           7.250%, due 02/15/14 ...................       300,700
    40,000 IWO Escrow Co. (C)(G)
           6.320%, due 01/15/12 ...................        40,800
   241,000 MCI, Inc. (O)
           6.908%, due 05/01/07 ...................       245,218
   346,000 MCI, Inc.
           7.688%, due 05/01/09 ...................       359,840
 1,460,000 Nextel Communications, Inc.
           7.375%, due 08/01/15 ...................     1,542,125
   400,000 Qwest Capital Funding, Inc. (O)
           7.250%, due 02/15/11 ...................       373,000
   435,000 Qwest Corp. (C)
           7.875%, due 09/01/11 ...................       448,050
   425,000 Qwest Corp. (C)
           9.125%, due 03/15/12 ...................       462,187
 1,515,000 Qwest Services Corp. (C)
           14.000%, due 12/15/10 ..................     1,753,612
    70,000 Rogers Wireless Communications, Inc.
           (D)(O)
           8.000%, due 12/15/12 ...................        71,925
   145,000 Rogers Wireless Communications, Inc.
           (D)
           6.375%, due 03/01/14 ...................       140,650
   150,000 Rogers Wireless Communications, Inc.
           (D)
           7.500%, due 03/15/15 ...................       154,875
   280,000 Rural Cellular Corp. (O)
           9.875%, due 02/01/10 ...................       281,400
   500,000 Rural Cellular Corp.
           8.250%, due 03/15/12 ...................       510,000
   320,000 Time Warner Telecom Holdings, Inc.
           (O)
           9.250%, due 02/15/14 ...................       307,200
   120,000 Time Warner Telecom Holdings, Inc.
           (C)(O)
           9.250%, due 02/15/14 ...................       115,200
   275,000 Time Warner Telecom, Inc.
           10.125%, due 02/01/11 ..................       265,375
   300,000 UbiquiTel Operating Co. (O)
           9.875%, due 03/01/11 ...................       330,750
   295,000 US Unwired, Inc., Series B (O)
           10.000%, due 06/15/12 ..................       326,713
   310,000 Valor Telecommunications Enterprises
           LLC/
           Finance Corp. (C)
           7.750%, due 02/15/15 ...................       308,450
                                                     ------------
                                                       13,000,841
                                                     ------------

           TRANSPORTATION - 0.71%
   165,000 CHC Helicopter Corp. (D)
           7.375%, due 05/01/14 ...................       160,669
   315,000 GulfMark Offshore, Inc. (C)
           7.750%, due 07/15/14 ...................       324,450
   365,000 Kansas City Southern Railway Co.
           7.500%, due 06/15/09                           372,300
                                                     ------------
                                                          857,419
                                                     ------------

           UTILITIES - 10.97%
   810,000 AES Corp. (C)
           8.750%, due 05/15/13 ...................       882,900
   100,000 AES Corp. (C)
           9.000%, due 05/15/15 ...................       110,000
   450,000 Allegheny Energy Supply Co., LLC (C)
           8.250%, due 04/15/12 ...................       477,000
   355,000 AmeriGas Partners L.P./
           AmeriGas Eagle Finance Corp., Series B
           8.875%, due 05/20/11 ...................       376,300
   700,000 ANR Pipeline Co.
           9.625%, due 11/01/21 ...................       869,271
   301,000 Centerpoint Energy, Inc, Series B
           7.250%, due 09/01/10 ...................       329,082
   295,000 CMS Energy Corp.
           8.500%, due 04/15/11 ...................       318,600
   215,000 DPL, Inc.
           6.875%, due 09/01/11 ...................       228,431
   490,000 Dynegy Holdings, Inc. (C)
           9.875%, due 07/15/10 ...................       524,912
   125,000 Dynegy Holdings, Inc. (O)
           6.875%, due 04/01/11 ...................       110,938
    50,000 Dynegy Holdings, Inc. (C)
           10.125%, due 07/15/13 ..................        54,500
   300,000 Dynegy Holdings, Inc.
           7.125%, due 05/15/18 ...................       235,500
   300,000 Edison Mission Energy
           7.730%, due 06/15/09 ...................       312,750

              See accompanying Notes to Portfolios of Investments.

QUARTERLY  HOLDINGS REPORT MARCH 31, 2005

 14     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        Value
Par Value                                             (Note 1)
---------                                           ------------
           UTILITIES (CONTINUED)
$  710,000 El Paso Corp. (O)
           7.000%, due 05/15/11 ..................  $    681,600
   215,000 El Paso Natural Gas Co., Series A
           7.625%, due 08/01/10 ..................       225,452
   152,000 Enterprise Products Operating L.P.,
           Series B
           6.375%, due 02/01/13 ..................       159,335
   318,000 Enterprise Products Operating L.P.
           5.600%, due 10/15/14 ..................       313,843
   510,000 FirstEnergy Corp., Series B
           6.450%, due 11/15/11 ..................       538,073
   220,000 FirstEnergy Corp., Series C
           7.375%, due 11/15/31 ..................       249,194
   300,000 Holly Energy Partners L.P. (C)
           6.250%, due 03/01/15 ..................       288,000
   215,000 Markwest Energy Partners L.P./
           MarkWest Energy Finance Corp. (C)
           6.875%, due 11/01/14 ..................       215,000
   610,000 Midwest Generation LLC
           8.750%, due 05/01/34 ..................       680,150
   185,000 Mission Energy Holding Co.
           13.500%, due 07/15/08 .................       222,000
    55,000 Nevada Power Co. (O)
           6.500%, due 04/15/12 ..................        56,788
   195,000 Nevada Power Co. (C)
           5.875%, due 01/15/15 ..................       190,125
   335,000 NorthWestern Corp. (C)
           5.875%, due 11/01/14 ..................       333,265
   519,000 NRG Energy, Inc. (C)
           8.000%, due 12/15/13 ..................       548,842
   500,000 PSEG Energy Holdings LLC
           8.625%, due 02/15/08 ..................       527,500
   470,000 Reliant Energy, Inc.
           9.250%, due 07/15/10 ..................       502,900
   140,000 Reliant Energy, Inc.
           6.750%, due 12/15/14 ..................       130,550
   145,000 Sierra Pacific Power Co.
           6.250%, due 04/15/12 ..................       147,175
   170,000 Sierra Pacific Resources
           8.625%, due 03/15/14 ..................       181,050
   500,000 Suburban Propane Partners L.P. (O)
           6.875%, due 12/15/13 ..................       492,500
   130,000 TECO Energy, Inc.
           7.000%, due 05/01/12 ..................       135,688
   305,000 Texas Genco LLC/Texas Genco Financing
           Corp. (C)
           6.875%, due 12/15/14 ..................       305,763
   585,000 TXU Corp. (C)
           5.550%, due 11/15/14 ..................       555,054
   734,000 Williams Cos., Inc.
           7.125%, due 09/01/11 ..................       766,112
                                                    ------------
                                                      13,276,143
                                                    ------------
           TOTAL CORPORATE NOTES AND BONDS           105,288,014
           (Cost $105,031,404)                      ------------


                                                            Value
Shares                                                     (Note 1)
------                                                    ----------
COMMON STOCKS - 0.23%

          MEDIA - CABLE - 0.23%
   15,371 Telewest Global, Inc. * ......................  $  273,454
                                                          ----------

          TOTAL COMMON STOCKS ..........................     273,454
          (Cost $262,151)                                 ----------

PREFERRED STOCKS - 0.24%

          CHEMICAL - 0.24%
   10,000 Celanese Corp. (P) *
          4.500% .......................................     277,500
      300 Huntsman Corp. (P) *
          5.000% .......................................      15,300
                                                          ----------
                                                             292,800
                                                          ----------

          MEDIA - CABLE - 0.00%
        1 PTV, Inc.
          10.000% ......................................           4
                                                          ----------

          TOTAL PREFERRED STOCKS .......................     292,804
          (Cost $286,095)                                 ----------

WARRANTS AND RIGHTS - 0.00%

          GENDERAL INDUSTRIAL/MANUFACTURING - 0.00%
      236 Thermadyne Holdings Corp., Class B, Exp.
          05/23/06 (Exercise Price $20.78) * ...........          12
                                                          ----------

          TELECOMMUNICATIONS - 0.00%
       50 GT Group Telecom, Inc., Exp. 02/01/10 (C)(L) *           0
                                                          ----------

          TOTAL WARRANTS AND RIGHTS                               12
          (Cost $3,448)                                   ----------


Par Value
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.78%

           U.S. TREASURY NOTE - 5.78%
$7,000,000 1.625%, due 04/30/05 (O)..............          6,993,434
                                                           ---------

           TOTAL U.S. GOVERNMENT AND
           AGENCY OBLIGATIONS ...................          6,993,434
           ( Cost $6,994,157 )                             ---------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     15

                                                      Value
Shares                                               (Note 1)
------                                             -------------
INVESTMENT COMPANIES - 26.43%
 4,748,114 SSgA Prime Money Market Fund........    $   4,748,114
27,241,007 State Street Navigator Securities
           Lending Prime Portfolio (I).........       27,241,007
                                                   -------------

           TOTAL INVESTMENT COMPANIES..........       31,989,121
           (Cost $31,989,121)                      -------------

TOTAL INVESTMENTS - 119.79%....................      144,973,189
(Cost $144,685,069**)                              -------------

NET OTHER ASSETS AND LIABILITIES - (19.79)%....      (23,945,935)
                                                   -------------
TOTAL NET ASSETS - 100.00%.....................    $ 121,027,254
                                                   =============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                          Appreciation/
Currency       Settlement Date   Local Amount   Face Amount     Value     (Depreciation)
-----------    ---------------   ------------   -----------  -----------  --------------
Euro (buy)        04/11/05          290,473     $   390,018  $   376,757  $     (13,26)
Euro (sell)       04/11/05        1,118,706     $ 1,428,990  $ 1,451,012  $     (22,02)
Euro (buy)        04/11/05           34,444     $    44,444  $    44,676  $        232
Euro (sell)       04/11/05           49,750     $    64,583  $    64,528  $         55
Euro (buy)        04/11/05          843,539     $ 1,118,963  $ 1,094,108  $    (24,855)
Euro (buy)        04/25/05          315,000     $   423,499  $   408,688  $    (14,811)
Euro (buy)        04/25/05           40,163     $    53,676  $    52,108  $     (1,568)
Euro (sell)       04/25/05          315,000     $   416,524  $   408,688  $      7,836
Euro (sell)       04/25/05           40,163     $    53,066  $    52,108  $        958
                                                                          ------------
                                                                          $    (67,436)
                                                                          ============

---------------------
*     Non-income producing.

**    Aggregate cost for Federal tax purposes was $144,723,340.

(B) Represents security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the effective rate.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.51% of total net assets.

(E)   In Default. Issuer is bankrupt.

(F) Notes and bonds denominated in foreign currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities is 0.15% of total net assets.

(G)   Floating rate or variable rate note. Rate shown is as of March 31, 2005.

(I)   Represents collateral held in connection with securities lending.

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

(O)   All (or part of security) on loan.

(P)   Convertible.

IO    Interest Only. The rate shown is an internal rate of return.

PIK   Payment-In-Kind.

PLC   Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

 16            BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                         Value
  Shares                                                (Note 1)
----------                                            -----------
COMMON STOCKS - 63.18%

            CONSUMER DISCRETIONARY - 7.90%
   114,100  Carnival Corp. .........................  $ 5,911,521
    70,940  Comcast Corp., Class A* ................    2,396,353
   151,800  Home Depot, Inc. .......................    5,804,832
   137,600  Kohl's Corp. * .........................    7,104,288
   236,900  McDonald's Corp. .......................    7,377,066
   226,000  Target Corp. ...........................   11,304,520
   117,100  Tiffany & Co. (O) ......................    4,042,292
   236,200  Time Warner, Inc. * ....................    4,145,310
   194,100  Viacom, Inc., Class B ..................    6,760,503
   231,300  Walt Disney Co. ........................    6,645,249
                                                      -----------
                                                       61,491,934
                                                      -----------
            CONSUMER STAPLES - 6.49%
   190,800  Coca-Cola Co. ..........................    7,950,636
    95,752  CVS Corp. ..............................    5,038,470
   146,800  General Mills, Inc. ....................    7,215,220
    79,100  Kimberly-Clark Corp. ...................    5,199,243
    82,000  Procter & Gamble Co. ...................    4,346,000
   294,400  Sara Lee Corp. .........................    6,523,904
   106,100  Sysco Corp. ............................    3,798,380
   207,400  Wal-Mart Stores, Inc. ..................   10,392,814
                                                      -----------
                                                       50,464,667
                                                      -----------
            ENERGY - 5.88%
    51,500  Anadarko Petroleum Corp. ...............    3,919,150
    96,346  BP PLC, ADR ............................    6,011,990
    92,000  ChevronTexaco Corp. ....................    5,364,520
   128,500  Devon Energy Corp. .....................    6,135,875
   198,500  Exxon Mobil Corp. ......................   11,830,600
    99,300  Marathon Oil Corp. .....................    4,659,156
    73,600  Schlumberger, Ltd. .....................    5,187,328
    52,062  Transocean, Inc. * .....................    2,679,111
                                                      -----------
                                                       45,787,730
                                                      -----------
            FINANCIALS - 12.79%
    84,600  ACE, Ltd. ..............................    3,491,442
   176,914  Allstate Corp. .........................    9,563,971
   108,800  American International Group, Inc. .....    6,028,608
   323,996  Bank of America Corp. ..................   14,288,224
    33,700  Chubb Corp. ............................    2,671,399
   321,205  Citigroup, Inc. ........................   14,434,953
    53,700  Fifth Third Bancorp (O) ................    2,308,026
    38,900  Goldman Sachs Group, Inc. ..............    4,278,611
   185,154  J.P. Morgan Chase & Co. ................    6,406,328
    67,700  Marsh & McLennan Cos., Inc. ............    2,059,434
   106,900  Morgan Stanley .........................    6,120,025
   130,100  National City Corp. ....................    4,358,350
   188,800  Prudential Financial, Inc. .............   10,837,120
    59,500  SunTrust Banks, Inc. ...................    4,288,165
   139,900  Wells Fargo & Co. ......................    8,366,020
                                                      -----------
                                                       99,500,676
                                                      -----------
            HEALTH CARE - 7.74%
   131,900  Abbott Laboratories ....................    6,149,178
   174,600  Applera Corp. - Applied Biosystems Group    3,446,604
   168,600  Baxter International, Inc. .............    5,729,028
   215,200  Bristol-Myers Squibb Co. ...............    5,478,992
    67,200  Community Health Care * ................    2,345,952
    40,300  Genzyme Corp. * ........................    2,306,772
   147,350  GlaxoSmithKline PLC, ADR ...............    6,766,312
   112,600  Health Management Associates, Inc. .....    2,947,868
    14,080  Hospira, Inc. * ........................      454,362
   190,400  IMS Health, Inc. .......................    4,643,856
    57,600  Johnson & Johnson ......................    3,868,416
    74,500  MedImmune, Inc. * ......................    1,773,845
    46,300  Merck & Co., Inc. ......................    1,498,731
   174,419  Pfizer, Inc. ...........................    4,581,987
    32,700  Triad Hospitals, Inc. * ................    1,638,270
   157,300  Wyeth ..................................    6,634,914
                                                      -----------
                                                       60,265,087
                                                      -----------
            INDUSTRIALS - 7.74%
    89,700  Burlington Northern Santa Fe Corp. .....    4,837,521
   131,100  Dover Corp. ............................    4,954,269
    69,100  Emerson Electric Co. ...................    4,486,663
    56,900  FedEx Corp. ............................    5,345,755
   309,600  General Electric Co. ...................   11,164,176
   197,500  Honeywell International, Inc. ..........    7,348,975
    50,000  Illinois Tool Works, Inc. ..............    4,476,500
    70,000  Textron, Inc. ..........................    5,223,400
    69,100  United Technologies Corp. ..............    7,024,706
   186,200  Waste Management, Inc. .................    5,371,870
                                                      -----------
                                                       60,233,835
                                                      -----------
            INFORMATION TECHNOLOGY - 8.47%
   336,000  ADC Telecommunications, Inc. * .........      668,640
   137,100  Applied Materials, Inc. * ..............    2,227,875
   152,100  Autodesk, Inc. .........................    4,526,496
   139,500  Celestica, Inc. * ......................    1,884,645
   193,100  Cisco Systems, Inc. * ..................    3,454,559
   125,500  Computer Sciences Corp. * ..............    5,754,175
    94,800  Dell, Inc. * ...........................    3,642,216
   146,100  EMC Corp. * ............................    1,799,952
   103,440  First Data Corp. .......................    4,066,226
    33,919  Freescale Semiconductor, Inc. * ........      585,103
   182,700  Hewlett-Packard Co. ....................    4,008,438
   127,500  Intel Corp. ............................    2,961,825
    97,600  International Business Machines Corp. ..    8,918,688
   119,748  Koninklijke Philips Electronics N.V. ...    3,295,465
   140,400  Micron Technology, Inc. * ..............    1,451,736
   261,800  Microsoft Corp. ........................    6,327,706
   307,200  Motorola, Inc. .........................    4,598,784
   178,100  Texas Instruments, Inc. ................    4,539,769
    49,964  VERITAS Software Corp. * ...............    1,160,164
                                                      -----------
                                                       65,872,462
                                                      -----------
            MATERIALS - 2.13%
   140,000  Alcoa, Inc. ............................    4,254,600
   109,700  E.I. du Pont de Nemours & Co. ..........    5,621,028
   138,700  Rohm and Haas Co. ......................    6,657,600
                                                      -----------
                                                       16,533,228
                                                      -----------
            TELECOMMUNICATION SERVICES - 2.28%
   104,200  ALLTEL Corp. ...........................    5,715,370
   310,700  SBC Communications, Inc. ...............    7,360,483
   132,412  Verizon Communications, Inc. ...........    4,700,626
                                                      -----------
                                                       17,776,479
                                                      -----------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

        BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     17

                                                                           Value
  Shares                                                                  (Note 1)
  ------                                                              ---------------
COMMON STOCKS (CONTINUED)

                UTILITIES - 1.76%
      46,000    Ameren Corp. .....................................    $     2,254,460
      83,000    Consolidated Edison, Inc. ........................          3,500,940
     136,400    FPLGroup, Inc. ...................................          5,476,460
      59,000    Progress Energy, Inc. ............................          2,475,050
                                                                      ---------------
                                                                           13,706,910
                                                                      ---------------
                TOTAL COMMON STOCKS                                       491,633,008
                (Cost $397,212,004)                                   ---------------

                                                                           Value
 Par Value                                                                (Note 1)
 ---------                                                            ---------------
ASSET BACKED - 1.49%
$    867,701    ABSC Long Beach Home Equity Loan Trust,
                Series 2000-LB1, Class AF5 (M)
                8.050%, due 09/21/30 .............................            871,603
   1,500,000    ABSC Manufactured Housing Contract,
                Series 2004-OK1, Class A4 (C)
                5.019%, due 04/16/30 .............................            830,715
   1,100,000    Ameriquest Mortgage Securities, Inc.,
                Series 2004-FR1, Class M2 (M)
                5.207%, due 05/25/34 .............................          1,081,733
   1,300,000    Citibank Credit Card Issuance Trust,
                Series 2004-A1, Class A1
                2.550%, due 01/20/09 .............................          1,264,970
   1,120,000    GMAC Home Equity Loan Trust,
                Series 2004-HE2, Class M1 (M)
                3.950%, due 10/25/33 .............................          1,088,133
   1,720,658    Green Tree Financial Corp.,
                Series 1996-1, Class M1
                7.000%, due 03/15/27 .............................          1,699,838
   2,100,000    Green Tree Home Equity Loan Trust,
                Series 1999-A, Class B1
                8.970%, due 11/15/27 .............................          2,239,128
   1,500,000    Residential Asset Mortgage Products, Inc.,
                Series 2003-RS9, Class AI5
                4.990%, due 03/25/31 .............................          1,509,749
   1,045,000    Wells Fargo Home Equity Trust,
                Series 2004-2, Class M8A(C)(G)(M)
                5.850%, due 09/25/34 .............................          1,044,979
                                                                      ---------------
                TOTAL ASSET BACKED                                         11,630,848
                (Cost $12,096,154)                                    ---------------

COMMERCIAL MORTGAGE BACKED - 2.08%
   2,313,531    Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1
                5.060%, due 11/15/16 .............................          2,344,052
   1,325,000    Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-T16, Class A2
                3.700%, due 02/13/46 .............................          1,293,761
   1,325,000    Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-T16, Class A6 (G)
                4.750%, due 02/13/46 .............................          1,289,555
   1,400,000    Greenwich Capital Commercial Funding Corp.,
                Series 2004-GG1, Class A7 (G)
                5.317%, due 06/10/36 .............................          1,424,331

   1,956,813    Morgan Stanley Capital I, Inc.,
                Series 1999-CAM1, Class A3
                6.920%, due 03/15/32 .............................          2,040,911
   2,600,000    Morgan Stanley Capital I, Inc.,
                Series 2004-HQ4, Class A7
                4.970%, due 04/14/40 .............................          2,571,801
   2,500,000    Morgan Stanley Capital I, Inc.,
                Series 2004-TP13, Class A3
                4.390%, due 09/13/45 .............................          2,420,469
     775,000    Multi Security Asset Trust,
                Series 2005-RR4, Class J (C)
                5.880%, due 11/28/35 .............................            666,954
   2,184,174    Wachovia Bank Commercial Mortgage Trust,
                Series 2003-C6, Class A1
                3.364%, due 08/15/35 .............................          2,132,630
                                                                      ---------------
                TOTAL COMMERCIAL MORTGAGE BACKED                           16,184,464
                (Cost $16,433,995)                                    ---------------

PRIVATE LABEL MORTGAGE BACKED - 0.45%
   3,486,185    Countrywide Alternative Loan Trust,
                Series 2002-5, Class A10
                6.750%, due 06/25/32 .............................          3,477,913
                                                                      ---------------

                TOTAL PRIVATE LABEL MORTGAGE BACKED                         3,477,913
                (Cost $3,539,338)                                     ---------------

CORPORATE NOTES AND BONDS - 10.57%

                CABLE - 0.41%
   1,500,000    Comcast Cable Communications, Inc.
                6.875%, due 06/15/09 .............................          1,609,427
   1,600,000    Comcast Corp.
                5.300%, due 01/15/14                                        1,582,632
                                                                      ---------------
                                                                            3,192,059
                                                                      ---------------
                CAPITAL GOODS - 0.25%
   2,000,000    Caterpillar Financial Services Corp.
                2.500%, due 10/03/06 .............................          1,956,758
                                                                      ---------------

                CONSUMER DISCRETIONARY - 1.01%
   2,000,000    American Association of Retired Persons (C)
                7.500%, due 05/01/31 .............................          2,417,028
   1,500,000    Carnival Corp. (D)
                3.750%, due 11/15/07 .............................          1,474,149
   1,900,000    Cendant Corp.
                6.250%, due 01/15/08 .............................          1,977,611
   1,850,000    ERAC USA Finance Co. (C)
                6.700%, due 06/01/34 .............................          2,023,493
                                                                      ---------------
                                                                            7,892,281
                                                                      ---------------
                CONSUMER STAPLES - 0.18%
   1,400,000    Safeway, Inc.
                4.125%, due 11/01/08 .............................          1,358,106
                                                                      ---------------

             See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

 18      BALANCED FUNDS -- PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                                            Value
Par Value                                                  (Note 1)
---------                                                ------------
CORPORATE NOTES AND BONDS (CONTINUED)

            ENERGY - 0.91%

$1,150,000  Amerada Hess Corp.
            7.875%, due 10/01/29......................   $  1,374,542
 1,030,000  Devon Financing Corp. ULC
            7.875%, due 09/30/31......................      1,283,004
 2,500,000  Occidental Petroleum Corp.
            5.875%, due 01/15/07......................      2,569,978
 1,700,000  Pemex Project Funding Master Trust
            7.375%, due 12/15/14......................      1,819,000
                                                         ------------
                                                            7,046,524
                                                         ------------

            FINANCE - 1.86%

 1,500,000  American General Finance Corp. (O)
            4.625%, due 09/01/10......................      1,483,134
 2,000,000  Bear Stearns Cos., Inc.
            7.800%, due 08/15/07......................      2,154,962
 1,500,000  CIT Group, Inc. (O)
            7.375%, due 04/02/07......................      1,586,227
 2,000,000  GE Global Insurance Holding Corp.
            7.000%, due 02/15/26......................      2,152,240
   785,000  GE Global Insurance Holding Corp.
            7.750%, due 06/15/30......................        919,916
 1,350,000  Household Finance Corp.
            6.500%, due 11/15/08......................      1,430,896
 2,500,000  Merrill Lynch & Co., Inc.
            7.375%, due 05/15/06......................      2,591,925
 2,000,000  U.S. Bank N.A. (O)
            6.300%, due 02/04/14......................      2,167,640
                                                         ------------
                                                           14,486,940
                                                         ------------

            HEALTH CARE - 0.43%

 1,200,000  Eli Lilly & Co.
            6.570%, due 01/01/16......................      1,334,317
   780,000  Merck & Co., Inc.
            6.400%, due 03/01/28......................        847,451
 1,100,000  Wyeth
            6.500%, due 02/01/34......................      1,190,812
                                                         ------------
                                                            3,372,580
                                                         ------------

            INDUSTRIALS - 1.66%

   350,000  Boeing Co.
            8.625%, due 11/15/31......................        486,859
   620,000  Boeing Co.
            6.875%, due 10/15/43......................        724,365
   515,000  D.R. Horton, Inc.
            5.250%, due 02/15/15......................        470,518
 2,000,000  Ford Motor Credit Co.
            7.600%, due 08/01/05......................      2,020,890
 2,000,000  Ford Motor Credit Co.
            5.800%, due 01/12/09......................      1,910,152
 2,250,000  General Motors Acceptance Corp. (O)
            6.125%, due 08/28/07......................      2,194,009
 2,250,000  General Motors Acceptance Corp.
            6.875%, due 09/15/11......................      2,035,892
   525,000  Pulte Homes, Inc. (O)
            5.200%, due 02/15/15......................        495,713
 1,150,000  Waste Management, Inc.
            7.125%, due 12/15/17......................      1,292,063
 1,025,000  Westvaco Corp.
            8.200%, due 01/15/30......................      1,294,985
                                                         ------------
                                                           12,925,446
                                                         ------------

            PIPELINE - 0.11%

   775,000  Kinder Morgan, Inc.
            7.250%, due 03/01/28......................        877,281
                                                         ------------

            REITS - 0.22%

 1,265,000  EOP Operating L.P. (O)
            4.750%, due 03/15/14......................      1,186,250
   530,000  Simon Property Group, L.P.
            5.625%, due 08/15/14......................        532,449
                                                         ------------
                                                            1,718,699
                                                         ------------

            TELECOMMUNICATIONS - 0.95%

 2,000,000  Bellsouth Capital Funding Corp.
            7.875%, due 02/15/30......................      2,470,180
   775,000  Sprint Capital Corp.
            7.125%, due 01/30/06......................        793,368
 1,500,000  Telephone & Data Systems, Inc.
            7.000%, due 08/01/06......................      1,546,015
 2,500,000  Verizon Wireless Capital LLC
            5.375%, due 12/15/06......................      2,546,865
                                                         ------------
                                                            7,356,428
                                                         ------------

            TRANSPORTATION - 0.48%

 1,365,000  Burlington Northern Santa Fe Corp. (O)
            4.875%, due 01/15/15......................      1,327,016
 2,000,000  Norfolk Southern Corp. (O)
            7.250%, due 02/15/31......................      2,398,402
                                                         ------------
                                                            3,725,418
                                                         ------------

            UTILITIES - 2.10%

 1,400,000  Constellation Energy Group, Inc. (O)
            4.550%, due 06/15/15......................      1,313,185
 1,250,000  Consumers Energy Co.
            5.650%, due 04/15/20......................      1,238,004
 2,000,000  DTE Energy Co.
            6.450%, due 06/01/06......................      2,053,680
 2,000,000  Energy East Corp.
            8.050%, due 11/15/10......................      2,297,628
 2,532,928  Niagara Mohawk Power Corp., Series F
            7.625%, due 10/01/05......................      2,582,380
 1,365,000  Pacific Gas and Electric Co.
            6.050%, due 03/01/34......................      1,401,602
 2,000,000  Progress Energy, Inc.
            7.750%, due 03/01/31......................      2,377,694
 3,000,000  Virginia Electric and Power Co.,
            Series A
            5.750%, due 03/31/06......................      3,050,277
                                                         ------------
                                                           16,314,450
                                                         ------------
            TOTAL CORPORATE NOTES AND BONDS                82,222,970
            (Cost $80,907,194)                           ------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

       BALANCED FUNDS -- PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)     19

                                                                       Value
Par Value                                                             (Note 1)
---------                                                           ------------
MORTGAGE BACKED - 8.04%

               FEDERAL HOME LOAN MORTGAGE CORP. - 1.29%

$     220,441  8.000%, due 06/01/30 Pool # C01005................   $    237,244
      915,023  6.500%, due 01/01/32 Pool # C62333................        951,226
      235,003  6.500%, due 03/01/32 Pool # C65648................        244,238
    5,965,170  5.000%, due 07/01/33 Pool # A11325................      5,853,110
      856,205  6.000%, due 10/01/34 Pool # A28439................        876,582
      880,761  6.000%, due 10/01/34 Pool # A28598................        901,722
      933,642  6.000%, due 11/01/34 Pool # A28556................        955,861
                                                                    ------------
                                                                      10,019,983
                                                                    ------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.85%

    2,500,000  4.000%, due 04/01/15 Pool # 255719................      2,432,813
      840,394  6.000%, due 05/01/16 Pool # 582558................        868,352
    4,240,372  5.000%, due 12/01/17 Pool # 672243................      4,244,184
    3,322,879  4.500%, due 10/01/18 Pool # 740730................      3,254,904
      902,692  6.000%, due 05/01/21 Pool # 253847................        929,170
      128,268  7.000%, due 12/01/29 Pool # 762813................        135,980
      525,772  7.000%, due 11/01/31 Pool # 607515................        554,716
      769,076  6.000%, due 02/01/32 Pool # 611619................        787,116
       24,882  7.000%, due 04/01/32 Pool # 641518................         26,244
      465,085  7.000%, due 05/01/32 Pool # 644591................        490,688
    2,833,846  6.500%, due 06/01/32 Pool # 545691................      2,946,332
       41,004  7.000%, due 08/01/32 Pool # 641302................         43,248
    3,863,316  6.000%, due 08/01/33 Pool # 734849................      3,949,921
    1,762,913  6.000%, due 08/01/33 Pool # 738061................      1,802,432
    2,648,203  6.500%, due 09/01/33 Pool # 737582................      2,749,429
    2,988,488  5.500%, due 10/01/33 Pool # 254904................      2,998,383
   10,463,717  5.500%, due 11/01/33 Pool # 555880................     10,498,364
    6,661,755  5.000%, due 05/01/34 Pool # 780890................      6,517,369
      257,424  7.000%, due 07/01/34 Pool # 792636................        271,282
                                                                    ------------
                                                                      45,500,927
                                                                    ------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.90%

    2,100,000  5.008%, due 12/16/25 Series 2004-43, Class C (G)        2,102,181
      532,874  6.500%, due 04/20/31 Pool # 003068................        555,560
    4,200,000  6.000%, due 07/20/32 Series 2002-50, Class PE           4,353,883
                                                                    ------------
                                                                       7,011,624
                                                                    ------------
               TOTAL MORTGAGE BACKED.............................     62,532,534
               (Cost $62,507,023)                                   ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.30%

               FEDERAL FARM CREDIT BANK (A) - 0.39%

    3,000,000  2.650%, due 04/12/05..............................      2,997,571
                                                                    ------------

               FEDERAL HOME LOAN MORTGAGE CORP. - 0.75%

    6,000,000  4.500%, due 01/15/14..............................      5,865,222
                                                                    ------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.37%

    2,400,000  3.800%, due 01/18/08..............................      2,367,468
    2,250,000  4.000%, due 09/02/08 (O)..........................      2,217,476
      750,000  5.250%, due 08/01/12..............................        760,105
    2,400,000  4.625%, due 10/15/14 (O)..........................      2,349,545
    2,500,000  6.625%, due 11/15/30..............................      2,997,010
                                                                    ------------
                                                                      10,691,604
                                                                    ------------

               U.S. TREASURY BOND - 0.80%

    5,185,000  6.620%, due 05/15/30 (O)..........................      6,229,694
                                                                    ------------

               U.S. TREASURY NOTES - 7.99%

      800,000  2.000%, due 08/31/05 (O)..........................        796,625
    9,200,000  2.000%, due 05/15/06 (O)..........................      9,047,630
      450,000  2.625%, due 11/15/06 (O)..........................        442,354
    5,050,000  3.125%, due 01/31/07 (O)..........................      4,992,794
    3,700,000  3.375%, due 02/28/07 (O)..........................      3,672,971
   12,000,000  4.375%, due 05/15/07 (O)..........................     12,134,064
    6,975,000  2.625%, due 05/15/08 (O)..........................      6,700,359
    2,680,000  3.250%, due 01/15/09 (O)..........................      2,604,207
    2,600,000  2.625%, due 03/15/09 (O)..........................      2,463,500
    7,350,000  5.000%, due 02/15/11 (O)..........................      7,633,952
    1,400,000  3.625%, due 05/15/13 (O)..........................      1,328,797
      175,000  4.250%, due 11/15/13 (O)..........................        172,300
    5,970,000  4.000%, due 02/15/14 (O)..........................      5,761,283
    4,480,000  4.250%, due 11/15/14 (O)..........................      4,387,425
                                                                    ------------
                                                                      62,138,261
                                                                    ------------
               TOTAL U.S. GOVERNMENT AND

               AGENCY OBLIGATIONS................................     87,922,352
               (Cost $88,519,167)                                   ------------

      Shares
      ------

INVESTMENT COMPANIES - 14.47%

            1  Nations Cash Reserves Fund........................              1
            1  One Group Institutional Prime Money
               Market Fund.......................................              1
   26,808,074  SSgA Prime Money Market Fund......................     26,808,074
   83,322,972  State Street Navigator Securities

               Lending Prime Portfolio (I).......................     83,322,972
                                                                    ------------
               TOTAL INVESTMENT COMPANIES........................    110,131,048
               (Cost $110,131,048)                                  ------------

 TOTAL INVESTMENTS - 111.58%.....................................    865,735,137
 (Cost $771,345,923**)                                              ------------

 NET OTHER ASSETS AND LIABILITIES - (11.58)%.....................    (87,581,866)
                                                                    ------------
 TOTAL NET ASSETS - 100.00%......................................   $778,153,271
                                                                    ============

-------------------------
*     Non-income producing.

**    Aggregate cost for Federal tax purposes was $771,710,734.

(A)   Rate noted represents annualized yield at time of purchase.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.19% of total net assets.

(G)   Floating rate or variable rate note. Rate shown is as of March 31, 2005.

(I)   Represents collateral held in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)   All (or portion of security) on loan.

ADR   American Depository Receipt.

PLC   Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

 20    GROWTH AND INCOME STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                 Value
Shares                                                          (Note 1)
------                                                        ------------
COMMON STOCKS - 97.29%

         CONSUMER DISCRETIONARY - 11.04%

177,200  Belo Corp., Class A.............................     $  4,277,608
275,295  Comcast Corp., Class A *........................        9,299,465
548,900  Home Depot, Inc.................................       20,989,936
766,700  McDonald's Corp.................................       23,875,038
233,400  Newell Rubbermaid, Inc. (O).....................        5,120,796
433,500  Target Corp.....................................       21,683,670
697,600  Time Warner, Inc. *.............................       12,242,880
485,200  Viacom, Inc., Class B...........................       16,899,516
631,400  Walt Disney Co..................................       18,140,122
                                                              ------------
                                                               132,529,031
                                                              ------------

         CONSUMER STAPLES - 7.17%

214,200  Altria Group, Inc...............................       14,006,538
158,700  Coca-Cola Co....................................        6,613,029
477,200  General Mills, Inc..............................       23,454,380
180,900  Kimberly-Clark Corp.............................       11,890,557
162,700  Procter & Gamble Co.............................        8,623,100
971,400  Sara Lee Corp...................................       21,526,224
                                                              ------------
                                                                86,113,828
                                                              ------------

         ENERGY - 12.49%

135,700  Anadarko Petroleum Corp.........................       10,326,770
128,600  Apache Corp.....................................        7,874,178
243,780  BP PLC, ADR.....................................       15,211,872
338,446  ChevronTexaco Corp..............................       19,734,786
163,700  ConocoPhillips..................................       17,653,408
119,000  Cooper Cameron Corp. (O) * .....................        6,807,990
319,600  Devon Energy Corp...............................       15,260,900
660,500  Exxon Mobil Corp................................       39,365,800
133,800  Schlumberger, Ltd...............................        9,430,224
159,546  Transocean, Inc. *..............................        8,210,237
                                                              ------------
                                                               149,876,165
                                                              ------------

         FINANCIALS - 25.05%

585,026  Allstate Corp...................................       31,626,506
150,000  American International Group, Inc...............        8,311,500
787,342  Bank of America Corp............................       34,721,782
 30,000  Bear Stearns Cos., Inc..........................        2,997,000
     65  Berkshire Hathaway, Inc., Class A (O) *.........        5,655,000
995,014  Citigroup, Inc..................................       44,715,929
129,600  Equity Residential, REIT........................        4,174,416
130,000  Freddie Mac.....................................        8,216,000
609,188  J.P. Morgan Chase & Co..........................       21,077,905
 78,700  Marsh & McLennan Cos., Inc. (O).................        2,394,054
380,600  Morgan Stanley..................................       21,789,350
373,100  National City Corp..............................       12,498,850
 73,000  Principal Financial Group, Inc..................        2,809,770
448,000  Prudential Financial, Inc.......................       25,715,200
143,000  St. Paul Travelers Cos., Inc....................        5,252,390
181,100  SunTrust Banks, Inc.............................       13,051,877
270,400  U.S. Bancorp....................................        7,792,928
432,100  Wachovia Corp...................................       21,998,211
389,600  Wells Fargo & Co................................       23,298,080
 35,000  XL Capital, Ltd., Class A.......................        2,532,950
                                                              ------------
                                                               300,629,698
                                                              ------------

         HEALTH CARE - 8.00%

542,500  Baxter International, Inc.......................       18,434,150
450,800  Bristol-Myers Squibb Co.........................       11,477,368
138,300  Community Health Care *.........................        4,828,053
324,150  GlaxoSmithKline PLC, ADR (O)....................       14,884,968
138,500  HCA, Inc........................................        7,419,445
246,300  Merck & Co., Inc................................        7,972,731
282,700  Pfizer, Inc.....................................        7,426,529
101,000  Triad Hospitals, Inc. *.........................        5,060,100
198,400  Watson Pharmaceuticals, Inc. *..................        6,096,832
295,000  Wyeth                                                  12,443,100
                                                            --------------
                                                                96,043,276
                                                            --------------

         INDUSTRIALS - 11.00%

266,800  Burlington Northern Santa Fe Corp...............       14,388,524
299,000  Emerson Electric Co.............................       19,414,070
582,500  General Electric Co.............................       21,004,950
703,600  Honeywell International, Inc....................       26,180,956
146,500  Masco Corp. (O).................................        5,079,155
185,400  Textron, Inc....................................       13,834,548
179,600  United Technologies Corp........................       18,258,136
479,500  Waste Management, Inc...........................       13,833,575
                                                            --------------
                                                               131,993,914
                                                            --------------

         INFORMATION TECHNOLOGY - 10.04%

307,000  Applied Materials, Inc. *.......................        4,988,750
286,200  Automatic Data Processing, Inc..................       12,864,690
498,026  Computer Associates International, Inc..........       13,496,505
289,900  Computer Sciences Corp. *.......................       13,291,915
555,400  EMC Corp. *.....................................        6,842,528
 98,401  Freescale Semiconductor, Inc. *.................        1,697,417
716,435  Hewlett-Packard Co..............................       15,718,584
406,900  Intel Corp......................................        9,452,287
223,100  International Business Machines Corp............       20,386,878
891,200  Motorola, Inc...................................       13,341,264
330,400  Texas Instruments, Inc..........................        8,421,896
                                                            --------------
                                                               120,502,714
                                                            --------------

         MATERIALS - 4.79%

 83,600  Air Products & Chemicals, Inc...................        5,291,044
420,000  Alcoa, Inc......................................       12,763,800
428,000  E.I. du Pont de Nemours & Co....................       21,930,720
103,800  PPG Industries, Inc.............................        7,423,776
147,700  Weyerhaeuser Co. (O)............................       10,117,450
                                                            --------------
                                                                57,526,790
                                                            --------------

         TELECOMMUNICATION SERVICES - 4.35%

329,900  ALLTEL Corp.....................................       18,095,015
706,000  SBC Communications, Inc.........................       16,725,140
148,500  Telefonos de Mexico S.A. de C.V., ADR...........        5,127,705
347,035  Verizon Communications, Inc.....................       12,319,742
                                                            --------------
                                                                52,267,602
                                                            --------------

         UTILITIES - 3.36%

200,300  Ameren Corp. (O)................................        9,816,703
237,500  Consolidated Edison, Inc. (O)...................       10,017,750
230,800  FPL Group, Inc..................................        9,266,620
266,400  Progress Energy, Inc. (O).......................       11,175,480
                                                            --------------
                                                                40,276,553
                                                            --------------

         TOTAL COMMON STOCKS.............................    1,167,759,571
         ( Cost $960,014,775 )                              --------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

            GROWTH AND INCOME STOCK FUND -- PORTFOLIO OF INVESTMENTS
                           (UNAUDITED) (CONTINUED)                           21

                                                                     Value
Par Value                                                           (Note 1)
---------                                                        ---------------
CORPORATE NOTES AND BONDS - 0.50%

            FINANCE - 0.50%

$6,000,000  Intermediate American Development Bank (A)
            2.690%, due 04/14/05..............................   $     5,994,172
                                                                 ---------------

            TOTAL CORPORATE NOTES AND BONDS...................         5,994,172
            ( Cost $5,994,172 )                                  ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.50%

            FEDERAL HOME LOAN BANK - 0.50%

 6,000,000  2.700%, due 04/20/05 (A)..........................         5,991,450
                                                                 ---------------

            TOTAL U.S. GOVERNMENT AND
            AGENCY OBLIGATIONS................................         5,991,450
            ( Cost $5,991,450 )                                  ---------------

Shares
------
INVESTMENT COMPANIES - 3.72%

         1  Nations Cash Reserves Fund........................                 1
         2  One Group Institutional Prime Money
            Market Fund.......................................                 2
29,261,092  SSgA Prime Money Market Fund......................        29,261,092
15,360,542  State Street Navigator Securities
            Lending Prime Portfolio (I).......................        15,360,542
                                                                 ---------------

            TOTAL INVESTMENT COMPANIES........................        44,621,637
            ( Cost $44,621,637 )                                 ---------------

TOTAL INVESTMENTS - 102.01%...................................     1,224,366,830
( Cost $1,016,622,034** )                                        ---------------
NET OTHER ASSETS AND LIABILITIES - (2.01)%....................       (24,107,104)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%....................................   $ 1,200,259,726
                                                                 ===============

---------------------
*     Non-income producing.

**    Aggregate cost for Federal tax purposes was $1,016,777,308.

(A)   Rate noted represents annualized yield at time of purchase.

(I)   Represents collateral held in connection with securities lending.

(O)   All (or portion of security) on loan.

ADR   American Depository Receipt.

PLC   Public Limited Company.

REIT  Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

22       CAPITAL APPRECIATION STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
   Shares                                                            (Note 1)
-----------                                                        -------------
COMMON STOCKS - 98.44%

             CONSUMER DISCRETIONARY - 12.17%
  236,500    Brinker International, Inc. (O) * ..............      $   8,566,030
  154,700    Carnival Corp. .................................          8,015,007
  148,500    Home Depot, Inc ................................          5,678,640
  246,800    Kohl's Corp. *. ................................         12,742,284
1,138,800    Liberty Media Corp., Class A * .................         11,809,356
  105,000    Target Corp ....................................          5,252,100
  352,800    Tiffany & Co. (O) ..............................         12,178,656
  310,400    Time Warner, Inc. * ............................          5,447,520
  248,300    Viacom, Inc., Class B ..........................          8,648,289
  166,600    Walt Disney Co. ................................          4,786,418
                                                                   -------------
                                                                      83,124,300
                                                                   -------------

             CONSUMER STAPLES - 10.20%
  307,400    Coca-Cola Co....................................         12,809,358
  129,400    CVS Corp........................................          6,809,028
  168,000    Estee Lauder Cos., Inc., Class A................          7,556,640
   72,700    General Mills, Inc..............................          3,573,205
  288,300    Kraft Foods, Inc., Class A......................          9,528,315
  215,800    Procter & Gamble Co.............................         11,437,400
  140,600    Sysco Corp......................................          5,033,480
  257,700    Wal-Mart Stores, Inc............................         12,913,347
                                                                   -------------
                                                                      69,660,773
                                                                   -------------
             ENERGY - 10.10%
  160,470    Apache Corp.....................................          9,825,578
  131,100    ChevronTexaco Corp..............................          7,644,441
  140,200    ConocoPhillips..................................         15,119,168
  158,900    Exxon Mobil Corp................................          9,470,440
  149,600    Marathon Oil Corp...............................          7,019,232
   95,700    Noble Corp......................................          5,379,297
  149,100    Weatherford International, Ltd. *...............          8,638,854
  179,733    XTO Energy, Inc.................................          5,902,443
                                                                   -------------
                                                                      68,999,453
                                                                   -------------
             FINANCIALS - 18.58%
  103,700    ACE, Ltd........................................          4,279,699
  209,000    American International Group, Inc...............         11,580,690
  318,000    Bank of America Corp............................         14,023,800
  207,200    Bank of New York Co., Inc.......................          6,019,160
   47,600    Chubb Corp......................................          3,773,252
  460,000    Citigroup, Inc..................................         20,672,400
   88,600    Fifth Third Bancorp (O) ........................          3,808,028
  155,900    Freddie Mac ....................................          9,852,880
   78,400    Goldman Sachs Group, Inc .......................          8,623,216
   98,600    J.P. Morgan Chase & Co .........................          3,411,560
   90,800    Marsh & McLennan Cos., Inc .....................          2,762,136
  175,400    MetLife, Inc ...................................          6,858,140
  195,500    U.S. Bancorp ...................................          5,634,310
   91,800    Wachovia Corp ..................................          4,673,538
  209,100    Wells Fargo & Co ...............................         12,504,180
   67,000    XL Capital, Ltd., Class A ......................          4,848,790
   51,400    Zions Bancorporation ...........................          3,547,628
                                                                   -------------
                                                                     126,873,407
                                                                   -------------

             HEALTH CARE - 11.74%
  285,600    Abbott Laboratories ............................         13,314,672
  527,600    Applera Corp. - Applied Biosystems Group (O) ...         10,414,824
  177,700    Boston Scientific Corp. * ......................          5,204,833
   89,600    Community Health Care * ........................          3,127,936
   69,800    Genzyme Corp. * ................................          3,995,352
  150,100    Health Management Associates, Inc ..............          3,929,618
   45,570    Hospira, Inc. * ................................          1,470,544
  313,400    IMS Health, Inc ................................          7,643,826
  103,100    Johnson & Johnson ..............................          6,924,196
  137,500    MedImmune, Inc. *                                         3,273,875
   66,100    Merck & Co., Inc ...............................          2,139,657
  239,802    Pfizer, Inc ....................................          6,299,598
  176,800    Schering-Plough Corp ...........................          3,208,920
   43,600    Triad Hospitals, Inc. * ........................          2,184,360
  166,400    Wyeth ..........................................          7,018,752
                                                                   -------------
                                                                      80,150,963
                                                                   -------------

             INDUSTRIALS - 11.74%
   99,100    CSX Corp .......................................          4,127,515
  314,000    Dover Corp .....................................         11,866,060
   93,000    FedEx Corp .....................................          8,737,350
   82,900    General Dynamics Corp ..........................          8,874,445
  502,600    General Electric Co ............................         18,123,756
  151,900    Honeywell International, Inc ...................          5,652,199
  102,000    Illinois Tool Works, Inc .......................          9,132,060
  235,000    Masco Corp .....................................          8,147,450
  192,000    Waste Management, Inc ..........................          5,539,200
                                                                   -------------
                                                                      80,200,035
                                                                   -------------

             INFORMATION TECHNOLOGY - 15.75%
  839,300    ADC Telecommunications, Inc. (O) * .............          1,670,207
   52,600    Affiliated Computer Services, Inc., Class A * ..          2,800,424
  351,100    Altera Corp. * .................................          6,944,758
  192,700    Autodesk, Inc ..................................          5,734,752
  424,300    Cadence Design Systems, Inc. (O) * .............          6,343,285
  291,600    Celestica, Inc. (O) * ..........................          3,939,516
  338,600    Cisco Systems, Inc. * ..........................          6,057,554
  232,600    Dell, Inc. * ...................................          8,936,492
  530,400    EMC Corp. * ....................................          6,534,528
  177,765    First Data Corp ................................          6,987,942
   16,827    Freescale Semiconductor, Inc. * ................            290,266
  276,500    Hewlett-Packard Co .............................          6,066,410
  149,100    Intel Corp .....................................          3,463,593
   82,500    International Business Machines Corp ...........          7,538,850
  138,700    KLA-Tencor Corp. * .............................          6,381,587
  396,000    Micron Technology, Inc. * ......................          4,094,640
  613,300    Microsoft Corp .................................         14,823,461
  254,600    Motorola, Inc ..................................          3,811,362
   92,800    Novellus Systems, Inc. * .......................          2,480,544
  113,489    VERITAS Software Corp. * .......................          2,635,215
                                                                   -------------
                                                                     107,535,386
                                                                   -------------

             MATERIALS - 3.25%
  144,900    Alcoa, Inc .....................................          4,403,511
  190,400    Praxair, Inc ...................................          9,112,544
  181,000    Rohm and Haas Co ...............................          8,688,000
                                                                   -------------
                                                                      22,204,055
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

CAPITAL APPRECIATION STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)       23
(CONTINUED)

                                                                      Value
   Shares                                                            (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)

             TELECOMMUNICATION SERVICES - 3.00%
   139,000   BellSouth Corp .................................     $    3,654,310
   217,300   CenturyTel, Inc ................................          7,136,132
   306,000   SBC Communications, Inc ........................          7,249,140
    69,300   Verizon Communications, Inc ....................          2,460,150
                                                                  --------------
                                                                      20,499,732
                                                                  --------------

             UTILITIES - 1.91%
   323,800   FPL Group, Inc .................................         13,000,570
                                                                  --------------

             TOTAL COMMON STOCKS ............................        672,248,674
             (Cost $578,546,735)                                  --------------

INVESTMENT COMPANIES - 4.48%

         1   One Group Institutional Prime Money
             Market Fund ....................................                  1
19,422,579   SSgA Prime Money Market Fund ...................         19,422,579
11,183,799   State Street Navigator Securities
             Lending Prime Portfolio (I) ....................         11,183,799
                                                                  --------------

             TOTAL INVESTMENT COMPANIES .....................         30,606,379
             (Cost $30,606,379)                                   --------------

TOTAL INVESTMENTS - 102.92% .................................        702,855,053
(Cost $609,153,114**)                                             --------------
NET OTHER ASSETS AND LIABILITIES - (2.92)%                           (19,925,331)
                                                                  --------------
TOTAL NET ASSETS - 100.00% ..................................     $  682,929,722
                                                                  ==============

------------
*     Non-income producing.

**    Aggregate cost for Federal tax purposes was $609,153,114.

(I)   Represents collateral held in connection with securities lending.

(O)   All (or portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

24          MID-CAP STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Shares                                                                (Note 1)
-------                                                            -------------
COMMON STOCKS - 98.10%

          CONSUMER DISCRETIONARY - 15.89%
 23,800   Abercrombie & Fitch Co., Class A ..................      $   1,362,312
 13,500   ADVO, Inc .........................................            505,575
121,600   Belo Corp., Class A ...............................          2,935,424
 56,100   Brinker International, Inc. * .....................          2,031,942
 13,400   Cato Corp., Class A ...............................            432,150
  7,950   CEC Entertainment, Inc. * .........................            290,970
 61,200   Darden Restaurants, Inc ...........................          1,877,616
 82,600   Ethan Allen Interiors, Inc. (O) ...................          2,643,200
 14,700   GameStop Corp. * ..................................            327,810
 14,300   Gildan Activewear, Inc., Class A (O) * ............            607,750
 29,525   Hibbett Sporting Goods, Inc. * ....................            886,931
144,900   Interpublic Group of Companies, Inc. * ............          1,779,372
 53,300   Interstate Hotels & Resorts, Inc. * ...............            256,906
 71,500   Jones Apparel Group, Inc ..........................          2,394,535
 60,000   Linens 'N Things, Inc. * ..........................          1,489,800
 46,600   May Department Stores Co ..........................          1,725,132
  4,000   Meritage Corp. * ..................................            235,680
 13,200   Modine Manufacturing Co ...........................            387,156
145,200   Newell Rubbermaid, Inc ............................          3,185,688
 30,100   O'Reilly Automotive, Inc. * .......................          1,490,853
 35,100   Outback Steakhouse, Inc ...........................          1,607,229
 24,800   Ruby Tuesday, Inc .................................            602,392
 28,300   Spartan Motors, Inc ...............................            284,415
 13,100   Stage Stores, Inc. * ..............................            502,909
 83,500   Talbots, Inc ......................................          2,670,330
 64,200   Tiffany & Co ......................................          2,216,184
 24,400   WCI Communities, Inc. (O) * .......................            733,952
 21,200   Yankee Candle Co., Inc. * .........................            672,040
                                                                   -------------
                                                                      36,136,253
                                                                   -------------

          CONSUMER STAPLES - 4.54%
 26,000   Casey's General Stores, Inc .......................            467,220
 34,800   Clorox Co .........................................          2,192,052
152,400   Hain Celestial Group, Inc. (O) * ..................          2,840,736
 33,000   Herbalife, Ltd. * .................................            502,920
 16,300   John B. Sanfilippo & Son, Inc. (O) * ..............            400,654
 53,000   McCormick & Co., Inc ..............................          1,824,790
 27,100   NBTY, Inc. (O) * ..................................            679,939
 36,700   Sara Lee Corp .....................................            813,272
 13,300   Universal Corp ....................................            608,741
                                                                   -------------
                                                                      10,330,324
                                                                   -------------

          ENERGY - 9.44%
 24,200   Amerada Hess Corp .................................          2,328,282
 32,400   BJ Services Co ....................................          1,680,912
 14,500   Encore Acquisition Co. * ..........................            598,850
 57,700   ENSCO International, Inc ..........................          2,172,982
 27,100   EOG Resources, Inc ................................          1,320,854
 38,500   Forest Oil Corp. (O) * ............................          1,559,250
 43,000   Marathon Oil Corp .................................          2,017,560
 59,300   Pioneer Natural Resources Co ......................          2,533,296
 26,600   Plains Exploration and Production Co. * ...........            928,340
 37,700   Smith International, Inc ..........................          2,364,921
 35,300   Valero Energy Corp ................................          2,586,431
 30,100   Vintage Petroleum, Inc ............................            946,946
 10,800   Whiting Petroleum Corp. * .........................            440,424
                                                                   -------------
                                                                      21,479,048
                                                                   -------------

          FINANCIALS - 23.34%
 22,700   Acadia Realty Trust, REIT .........................            365,016
 38,300   AmSouth Bancorp ...................................            993,885
 54,876   Associated Banc-Corp ..............................          1,713,777
 45,900   Assured Guaranty, Ltd .............................            823,905
 37,000   Bear Stearns Cos., Inc ............................          3,696,300
  7,800   Century Bancorp, Inc., Class A (O) ................            223,626
 80,800   Colonial BancGroup, Inc ...........................          1,658,016
 40,100   Compass Bancshares, Inc ...........................          1,820,540
 15,100   Cousins Properties, Inc., REIT ....................            390,637
 12,900   Delphi Financial Group, Inc., Class A .............            554,700
 23,900   Equity Residential, REIT ..........................            769,819
 68,700   Federated Investors, Inc ..........................          1,944,897
 41,400   First Horizon National Corp. (O) ..................          1,688,706
 10,900   First Midwest Bancorp, Inc ........................            354,032
 57,800   FirstMerit Corp ...................................          1,546,728
 16,200   IPC Holdings, Ltd .................................            636,336
 50,500   Jefferson-Pilot Corp ..............................          2,477,025
 12,100   M&T Bank Corp .....................................          1,234,926
 21,000   Maguire Properties, Inc., REIT ....................            501,480
 64,100   Marshall & Ilsley Corp ............................          2,676,175
  8,000   MB Financial, Inc .................................            306,400
 34,500   MBIA, Inc .........................................          1,803,660
 33,400   NewAlliance Bancshares, Inc .......................            467,600
 34,600   PartnerRe, Ltd ....................................          2,235,160
 24,600   Platinum Underwriters Holdings, Ltd. (Bermuda) ....            730,620
 77,400   Principal Financial Group, Inc ....................          2,979,126
 42,700   Protective Life Corp ..............................          1,678,110
 22,200   PS Business Parks, Inc., REIT .....................            894,660
 53,600   Radian Group, Inc .................................          2,558,864
 13,800   RAIT Investment Trust, REIT .......................            370,116
 22,000   Reinsurance Group of America, Inc .................            936,760
 60,500   SAFECO Corp .......................................          2,946,955
 28,400   Scottish Re Group Ltd. (O) ........................            639,568
 28,000   SL Green Realty Corp., REIT (O) ...................          1,574,160
 46,800   TCF Financial Corp ................................          1,270,620
 11,500   Texas Regional Bancshares, Inc., Class A ..........            346,265
 31,100   Torchmark Corp ....................................          1,623,420
 35,900   U-Store-It Trust, REIT ............................            624,660
 37,700   Universal American Financial Corp. (O) * ..........            652,210
 12,600   Ventas, Inc., REIT ................................            314,496
  8,200   Westamerica Bancorp ...............................            424,514
 23,800   Zions Bancorporation ..............................          1,642,676
                                                                   -------------
                                                                      53,091,146
                                                                   -------------

          HEALTH CARE - 7.33%
 16,600   AmSurg Corp. * ....................................            419,980
 58,400   Becton, Dickinson and Co ..........................          3,411,728
 39,700   Community Health Care * ...........................          1,385,927
  5,491   CorVel Corp. * ....................................            117,068
  7,200   Diagnostic Products Corp ..........................            347,760
 47,112   Fisher Scientific International, Inc. * ...........          2,681,615
 31,000   Health Management Associates, Inc .................            811,580
 39,600   Hospira, Inc. * ...................................          1,277,892
 14,200   ICON PLC, ADR * ...................................            532,784
 41,700   IDEXX Laboratories, Inc. * ........................          2,258,472
 42,800   Omnicare, Inc .....................................          1,517,260
 14,000   PolyMedica Corp ...................................            444,640
 29,000   Triad Hospitals, Inc. * ...........................          1,452,900
                                                                   -------------
                                                                      16,659,606
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

   MID-CAP STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     25

                                                                       Value
 Shares                                                              (Note 1)
----------                                                         -------------
COMMON STOCKS (CONTINUED)

          INDUSTRIALS - 13.28%
 20,500   Acuity Brands, Inc. (O) ...........................      $     553,500
 32,600   AirTran Holdings, Inc. (O) * ......................            295,030
 17,200   Albany International Corp., Class A ...............            531,136
 41,800   Avery Dennison Corp ...............................          2,588,674
 15,600   Carlisle Cos., Inc ................................          1,088,412
 67,100   CSX Corp ..........................................          2,794,715
 11,800   Curtiss-Wright Corp., Class B .....................            665,520
 34,200   Deswell Industries, Inc. (Hong Kong) (O) ..........            550,244
 31,325   Genesee & Wyoming, Inc., Class A * ................            811,631
 30,100   Ingersoll-Rand Co., Class A .......................          2,397,465
 18,500   Kadant, Inc. * ....................................            343,175
 68,600   Manpower, Inc .....................................          2,985,472
 15,200   Mueller Industries, Inc ...........................            427,880
 23,100   Parker-Hannifin Corp ..............................          1,407,252
 22,900   Quixote Corp. (O) .................................            496,243
 63,100   R. R. Donnelley & Sons Co .........................          1,995,222
 99,500   Republic Services, Inc., Class A ..................          3,331,260
 14,800   Simpson Manufacturing Co., Inc ....................            457,320
 46,700   Teleflex, Inc. (O) ................................          2,390,106
 28,900   United Stationers, Inc. * .........................          1,307,725
 39,600   W.W. Grainger, Inc ................................          2,465,892
 36,500   Wolverine Tube, Inc. * ............................            326,675
                                                                   -------------
                                                                      30,210,549
                                                                   -------------

          INFORMATION TECHNOLOGY - 7.72%
 41,100   Affiliated Computer Services, Inc., Class A * .....          2,188,164
 92,000   Andrew Corp. (O) * ................................          1,077,320
 65,200   Arrow Electronics, Inc. * .........................          1,652,820
176,400   Atmel Corp. * .....................................            520,380
 27,100   ATMI, Inc. (O) * ..................................            678,584
 29,625   Belden CDT, Inc. (O) ..............................            657,971
 10,200   Black Box Corp. (O) ...............................            381,582
 24,600   Computer Sciences Corp. * .........................          1,127,910
 72,500   Convergys Corp. * .................................          1,082,425
 22,100   Electronics For Imaging, Inc. * ...................            394,264
 12,400   Intergraph Corp. (O) * ............................            357,244
 74,600   Intersil Corp., Class A ...........................          1,292,072
 89,800   LSI Logic Corp. (O) * .............................            501,982
 15,700   MAXIMUS, Inc ......................................            525,793
 72,864   McDATA Corp., Class B (O) * .......................            254,296
 26,600   Molex, Inc ........................................            701,176
 14,600   Nam Tai Electronics, Inc. (O) .....................            388,360
 52,300   Reynolds and Reynolds Co., Class A ................          1,415,238
 16,700   Technitrol, Inc. * ................................            249,164
199,300   Tellabs, Inc. * ...................................          1,454,890
 17,300   Varian Semiconductor Equipment
          Associates, Inc. (O) * ............................            657,573
                                                                   -------------
                                                                      17,559,208
                                                                   -------------

          MATERIALS - 8.32%
  7,100   Aber Diamond Corp .................................            216,550
 58,800   Air Products & Chemicals, Inc .....................          3,721,452
 11,000   AptarGroup, Inc ...................................            571,780
 13,500   Arch Coal, Inc ....................................            580,635
 44,700   Bemis Cos., Inc ...................................          1,391,064
 51,100   Bowater, Inc. (O) .................................          1,924,937

          MATERIALS (CONTINUED)
 45,500   Martin Marietta Materials, Inc ....................          2,544,360
 61,197   MeadWestvaco Corp .................................          1,947,288
 17,100   Meridian Gold, Inc. (O) * .........................            287,964
 24,300   PPG Industries, Inc ...............................          1,737,936
 32,200   Rohm and Haas Co ..................................          1,545,600
 52,500   Valspar Corp. (O) .................................          2,443,350
                                                                   -------------
                                                                      18,912,916
                                                                   -------------

          TELECOMMUNICATION SERVICES - 1.13%
 78,500   CenturyTel, Inc ...................................          2,577,940
                                                                   -------------

          UTILITIES - 7.11%
106,500   Alliant Energy Corp ...............................          2,852,070
 51,500   Ameren Corp. (O) ..................................          2,524,015
 63,700   Constellation Energy Group, Inc ...................          3,293,290
  9,800   New Jersey Resources Corp .........................            426,594
126,500   Pepco Holdings, Inc ...............................          2,655,235
 33,150   PNM Resources, Inc ................................            884,442
 15,100   Weststar Energy, Inc ..............................            326,764
 13,400   WGL Holdings, Inc .................................            414,864
 78,400   Wisconsin Energy Corp .............................          2,783,200
                                                                   -------------
                                                                      16,160,474
                                                                   -------------

          TOTAL COMMON STOCKS ...............................        223,117,464
          (Cost $185,722,638)                                      -------------

Par Value
----------
COMMERCIAL PAPER - 0.66%

              HEALTH CARE - 0.66%
$ 1,500,000   Abbott Laboratories
              2.720%, due 04/01/05 (A) ......................          1,500,000
                                                                   -------------

              TOTAL COMMERCIAL PAPER ........................          1,500,000
              (Cost $1,500,000)                                    -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.88%

              FEDERAL FARM CREDIT BANK - 0.88%
  2,000,000   2.650%, due 04/12/05 (A) ......................          1,998,381
                                                                   -------------

              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS ............................          1,998,381
              (Cost $1,998,381)                                    -------------

CERTIFICATE OF DEPOSIT - 0.85%
  1,937,168   State Street Eurodollar .......................          1,937,168
                                                                   -------------

              TOTAL CERTIFICATE OF DEPOSIT ..................          1,937,168
              (Cost $1,937,168)                                    -------------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

26     MID-CAP STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                       Value
 Shares                                                              (Note 1)
----------                                                         -------------
INVESTMENT COMPANIES - 13.83%

10,161,471  SSgA Prime Money Market Fund ....................      $  10,161,471
21,280,730  State Street Navigator Securities
            Lending Prime Portfolio (I) .....................         21,280,730
                                                                   -------------

            TOTAL INVESTMENT COMPANIES ......................         31,442,201
            (Cost $31,442,201)                                     -------------

TOTAL INVESTMENTS - 114.32% .................................        259,995,214
(Cost $222,600,388**)                                              -------------
NET OTHER ASSETS AND LIABILITIES - (14.32)% .................        (32,564,955)
                                                                   -------------
TOTAL NET ASSETS - 100.00% ..................................      $ 227,430,259
                                                                   =============

----------
*     Non-income producing.

**    Aggregate cost for Federal tax purposes was $222,610,347.

(A)   Rate noted represents annualized yield at time of purchase.

(I)   Represents collateral held in connection with securities lending.

(O)   All (or portion of security) on loan.

ADR   American Depository Receipt.

PLC   Public Limited Company.

REIT  Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

MULTI-CAP GROWTH STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)           27

                                                                          Value
 Shares                                                                  (Note 1)
 ------                                                                -----------
COMMON STOCKS - 96.82%

         CONSUMER DISCRETIONARY - 11.46%

 20,550  A.C. Moore Arts & Crafts, Inc. (O) * .....................    $   547,863
 43,200  Abercrombie & Fitch Co., Class A .........................      2,472,768
106,530  Accenture, Ltd., Class A * ...............................      2,572,699
 69,900  Chico's FAS, Inc. * ......................................      1,975,374
 38,900  Coach, Inc. * ............................................      2,202,907
 88,480  Comcast Corp. * ..........................................      2,955,232
 20,500  Corporate Executive Board Co. ............................      1,310,975
 62,000  D.R. Horton, Inc. ........................................      1,812,880
 21,500  Electronics Boutique Holdings Corp. (O) * ................        923,855
 13,900  Fastenal Co. (O) .........................................        768,809
 62,700  GameStop Corp. * .........................................      1,398,210
 28,900  Pixar (O) * ..............................................      2,819,195
 19,430  Red Robin Gourmet Burgers, Inc. (O) * ....................        989,181
 63,600  Robert Half International, Inc. ..........................      1,714,656
 41,100  Ross Stores, Inc. (O) ....................................      1,197,654
 10,050  Standard Pacific Corp. ...................................        725,510
 50,060  Tempur-Pedic International, Inc. (O) * ...................        934,120
 27,400  Wynn Resorts, Ltd. (O) * .................................      1,856,076
246,040  XM Satellite Radio Holdings, Inc., Class A (O) * .........      7,750,260
                                                                       -----------
                                                                        36,928,224
                                                                       -----------
         CONSUMER SERVICES - 9.72%

 20,720  Advisory Board Co. (O) * .................................        905,464
208,550  Apollo Group, Inc., Class A * ............................     15,445,213
 64,070  DiamondCluster International, Inc., Class A * ............      1,031,527
 50,900  Education Management Corp. * .............................      1,422,655
 61,080  Omnicom Group, Inc. ......................................      5,406,801
 76,590  Research In Motion, Ltd. * ...............................      5,853,008
 11,140  Strayer Education, Inc. ..................................      1,262,385
                                                                       -----------
                                                                        31,327,053
                                                                       -----------
         ENERGY - 6.83%

 23,140  Arch Coal, Inc. (O) ......................................        995,251
 21,970  Cabot Oil & Gas Corp. ....................................      1,211,646
 40,000  Cameco Corp. (O) .........................................      1,769,600
 53,400  EOG Resources, Inc. ......................................      2,602,716
 54,450  Halliburton Co. ..........................................      2,354,962
129,820  Petro-Canada .............................................      7,511,385
 46,860  Petroleo Brasileiro, S.A., ADR (O) .......................      2,070,275
 34,040  Whiting Petroleum Corp. (O) * ............................      1,388,151
 63,833  XTO Energy, Inc. .........................................      2,096,287
                                                                       -----------
                                                                        22,000,273
                                                                       -----------
         FINANCIALS - 7.12%

 12,200  Affiliated Managers Group, Inc. (O) * ....................        756,766
 11,730  Arch Capital Group, Ltd. * ...............................        469,669
 73,320  Capital One Financial Corp. ..............................      5,482,136
 36,200  CB Richard Ellis Group, Inc. * ...........................      1,266,638
401,060  Countrywide Financial Corp. ..............................     13,018,408
 24,900  Legg Mason, Inc. .........................................      1,945,686
                                                                       -----------
                                                                        22,939,303
                                                                       -----------
         HEALTH CARE - 20.04%

163,200  Abbott Laboratories ......................................      7,608,384
 47,640  Abgenix, Inc. (O) * ......................................        333,480
 76,660  Aetna, Inc. ..............................................      5,745,667
 22,810  AMERIGROUP Corp. * .......................................        833,934
 24,600  Amylin Pharmaceuticals, Inc. (O) * .......................        430,254
  2,100  Arrow International, Inc. (O) ............................         72,135
322,270  AstraZeneca PLC, ADR .....................................     12,739,333
 13,030  AtheroGenics, Inc. (O) * .................................        170,563
 26,500  Cephalon, Inc. (O) * .....................................      1,240,995
 47,200  DaVita, Inc. * ...........................................      1,975,320
 86,640  Eli Lilly & Co. ..........................................      4,513,944
103,330  Forest Laboratories, Inc. * ..............................      3,818,043
 22,330  Hologic, Inc. * ..........................................        711,769
 37,570  Medicines Co. (O) * ......................................        851,336
226,090  Medtronic, Inc. ..........................................     11,519,285
 27,490  NPS Pharmaceuticals, Inc. (O) * ..........................        346,924
298,120  Schering-Plough Corp. ....................................      5,410,878
 19,200  Triad Hospitals, Inc. * ..................................        961,920
 42,400  WellPoint, Inc. * ........................................      5,314,840
                                                                       -----------
                                                                        64,599,004
                                                                       -----------
         INDUSTRIALS - 6.88%

 36,330  Corrections Corp. of America (O) * .......................      1,402,338
 66,550  Danaher Corp. ............................................      3,554,436
 33,940  General Dynamics Corp. ...................................      3,633,277
255,490  General Electric Co. .....................................      9,212,969
 13,700  Jacobs Engineering Group, Inc. * .........................        711,304
 26,900  PACCAR, Inc. .............................................      1,947,291
 35,800  Rockwell Collins, Inc. ...................................      1,703,722
                                                                       -----------
                                                                        22,165,337
                                                                       -----------

         INFORMATION TECHNOLOGY - 32.85%

 52,570  Aeroflex, Inc. (O) * .....................................        490,478
 79,800  Amdocs, Ltd. * ...........................................      2,266,320
 32,800  CDW Corp. ................................................      1,859,104
374,240  Cisco Systems, Inc. * ....................................      6,695,154
 35,500  Cognizant Technology Solutions Corp. * ...................      1,640,100
306,360  Dell, Inc. * .............................................     11,770,351
231,010  eBay, Inc. * .............................................      8,607,433
267,130  Electronic Arts, Inc. * ..................................     13,831,991
 14,380  F5 Networks, Inc. * ......................................        726,046
125,110  First Data Corp. .........................................      4,918,074
 29,750  Google, Inc. * ...........................................      5,370,172
 83,500  Jabil Circuit, Inc. * ....................................      2,381,420
 61,600  Lam Research Corp. * .....................................      1,777,776
 87,290  Lexmark International, Inc. * ............................      6,980,581
 86,030  MEMC Electronic Materials, Inc. (O) * ....................      1,157,104
 33,220  Microsemi Corp. (O) * ....................................        541,154
283,750  Microsoft Corp. ..........................................      6,858,237
 68,800  Monster Worldwide, Inc. * ................................      1,929,840
 43,500  Navigant Consulting, Inc. (O) * ..........................      1,184,505
  9,810  NAVTEQ Corp. * ...........................................        425,264
 64,200  Network Appliance, Inc. * ................................      1,775,772
121,510  Opsware, Inc. (O) * ......................................        626,992
 46,600  Salesforce.com, Inc. (O) * ...............................        698,534
 76,400  SanDisk Corp. * ..........................................      2,123,920
 41,400  Semtech Corp. * ..........................................        739,818
 44,440  Take-Two Interactive Software, Inc. (O) * ................      1,737,604
 57,540  THQ, Inc. (O) * ..........................................      1,619,176
 15,950  Websense, Inc. * .........................................        858,110
420,590  Yahoo!, Inc. * ...........................................     14,258,001
                                                                       -----------
                                                                       105,849,031
                                                                       -----------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

28           MULTI-CAP GROWTH STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                   (CONTINUED)

                                                                          Value
           Shares                                                        (Note 1)
           ------                                                     --------------
COMMON STOCKS (CONTINUED)

                   TELECOMMUNICATION SERVICES - 1.81%

          208,230  American Tower Corp., Class A * ................   $    3,796,033
          127,010  Crown Castle International Corp. * .............        2,039,781
                                                                      --------------
                                                                           5,835,814
                                                                      --------------
                   TRANSPORTATION - 0.11%

            6,280  Yellow Roadway Corp. (O) * .....................          367,631
                                                                      --------------

                   TOTAL COMMON STOCKS ............................      312,011,670
                   ( Cost $276,686,411 )                              --------------


INVESTMENT COMPANIES - 12.21%

            7,800  Oil Service HOLDRs Trust (O) ...................          750,750
        8,296,322  SSgA Prime Money Market Fund ...................        8,296,322
       30,285,758  State Street Navigator Securities
                   Lending Prime Portfolio (I) ....................       30,285,758
                                                                      --------------

                   TOTAL INVESTMENT COMPANIES .....................       39,332,830
                   ( Cost $39,333,400 )                               --------------

TOTAL INVESTMENTS - 109.03% .......................................      351,344,500
( Cost $316,019,811** )                                               --------------
NET OTHER ASSETS AND LIABILITIES - (9.03)% ........................     (29,101,036)
                                                                      --------------
TOTAL NET ASSETS - 100.00% ........................................   $  322,243,464
                                                                      ==============

-----------------
  *  Non-income producing.

 **  Aggregate cost for Federal tax purposes was $316,350,994.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

       GLOBAL SECURITIES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)      29

                                                               Value
                        Shares                                (Note 1)
                        ------                              ------------
COMMON STOCKS - 93.48%

        AUSTRALIA - 0.66%
  7,811 Australia and New Zealand Bank Group, Ltd. .....    $    124,461
 31,700 Macquarie Airports .............................          80,103
                                                            ------------
                                                                 204,564
                                                            ------------
        BERMUDA - 1.15%
  6,137 ACE, Ltd. ......................................         253,274
  1,200 Everest Re Group, Ltd. .........................         102,132
                                                            ------------
                                                                 355,406
                                                            ------------
        BRAZIL - 1.43%
  5,383 Companhia de Bebidas das Americas, ADR (O) .....         155,515
  9,180 Empressa Brasileira de Aeronautica S.A., ADR (O)         287,334
                                                            ------------
                                                                 442,849
                                                            ------------
        CANADA - 2.48%
  3,460 Encana Corp. ...................................         244,358
  9,700 Husky Energy, Inc. .............................         291,325
  4,847 Manulife Financial Corp. .......................         231,401
                                                            ------------
                                                                 767,084
                                                            ------------

        FINLAND - 0.26%
  4,100 Fortum Oyj .....................................          79,856
                                                            ------------

        FRANCE - 7.03%
  1,730 Essilor International S.A. .....................         125,068
  3,080 European Aeronautic Defence and Space Co. ......          92,101
  8,782 France Telecom S.A. ............................         263,064
  4,800 JC Decaux S.A. * ...............................         131,086
  4,170 LVMH Moet Hennessy Louis Vuitton S.A. .. .......         312,009
  6,660 Sanofi-Aventis .................................         561,795
  2,730 Societe Generale ...............................         283,741
  1,670 Technip S.A. ...................................         279,359
    550 Total S.A., Series B ...........................         128,735
                                                            ------------
                                                               2,176,958
                                                            ------------

        GERMANY - 2.97%
  2,139 Allianz AG Holdings NPV ........................         271,689
  3,167 Bayerische Hypo-und Vereinsbank AG * ...........          77,496
  1,630 SAPAG ..........................................         262,754
  3,899 Siemens AG .....................................         308,670
                                                            ------------
                                                                 920,609
                                                            ------------
        HONG KONG - 1.61%
 77,200 Hong Kong and China Gas Co., Ltd. ..............         151,940
 14,000 Hutchison Whampoa, Ltd. ........................         118,922
 45,216 Television Broadcasts, Ltd. ....................         227,841
                                                            ------------
                                                                 498,703
                                                            ------------
        INDIA - 3.17%
  3,300 GAIL(India) Ltd. ...............................          16,012
 50,700 Hindustan Lever, Ltd. ..........................         152,959
 11,525 ICICI Bank, Ltd., ADR (O) ......................         238,798
  6,956 Infosys Technologies, Ltd. .....................         358,799
  1,100 ITC, Ltd. ......................................          33,848
  1,810 Oil & Natural Gas Corp., Ltd. ..................          36,587
 45,600 Zee Telefilms, Ltd. ............................         145,039
                                                            ------------
                                                                 982,042
                                                            ------------

        IRELAND - 0.59%
  7,245 Anglo Irish Bank Corp. PLC .....................         181,510
                                                            ------------

        ITALY - 0.44%
  5,200 Eni SpA ........................................         135,064
                                                            ------------

        JAPAN - 8.86%
  3,000 7-Eleven Japan Co., Ltd. .......................          87,853
  2,000 Canon, Inc. ....................................         107,251
  7,400 Chugai Pharmaceutical Co., Ltd. ................         113,666
  4,700 Credit Saison Co., Ltd. ........................         169,196
  1,500 Hoya Corp ......................................         165,073
  5,000 JGC Corp. ......................................          54,558
     83 KDDI Corp. .....................................         411,033
    700 Keyence Corp. ..................................         162,164
  2,100 Murata Manufacturing Co., Ltd. .................         112,614
    500 Nidec Corp. ....................................          62,252
 11,371 Nikon Corp. ....................................         130,757
  1,000 OMRON Corp. ....................................          21,823
 59,000 Resona Holdings, Inc. * ........................         118,303
 12,000 Shionogi & Co., Ltd. ...........................         165,409
  7,000 Shiseido Co., Ltd. .............................          92,376
  7,800 Sony Corp. .....................................         310,618
  6,400 Toyota Motor Corp. .............................         238,153
  3,500 Trend Micro, Inc. ..............................         150,478
     15 Yahoo Japan Corp. * ............................          35,113
     15 Yahoo Japan Corp. (S) * ........................          35,253
                                                            ------------
                                                               2,743,943
                                                            ------------

        MEXICO - 1.60%
 27,900 Fomento Economico Mexicano, S.A. de C.V. .......         149,512
 38,100 Grupo Modelo, S.A. de C.V. .....................         112,142
  3,973 Grupo Televisa, S.A. de C.V., ADR ..............         233,612
                                                            ------------
                                                                 495,266
                                                            ------------
        NETHERLANDS - 1.82%
  5,200 ABN AMRO Holding N.V. ..........................         129,063
 11,800 Philips Electronics N.V. .......................         325,160
  5,982 Wolters Kluwer N.V. ............................         109,298
                                                            ------------
                                                                 563,521
                                                            ------------

        NORWAY - 0.46%
 13,700 Tandberg ASA ...................................         143,012
                                                            ------------

        PORTUGAL - 0.31%
 34,784 Electricidade de Portugal S.A. .................          96,978
                                                            ------------

        SINGAPORE - 0.50%
 56,659 Singapore Press Holdings, Ltd. .................         156,490
                                                            ------------

        SOUTH KOREA - 2.47%
  3,300 Hyundai Heavy Industries Co., Ltd. .............         165,406
    600 Samsung Electronics Co., Ltd. ..................         296,603
 15,400 SK Telecom Co., Ltd., ADR (O) ..................         303,688
                                                            ------------
                                                                 765,697
                                                            ------------

        SWEDEN - 4.87%
 18,900 Hennes & Mauritz AB ............................         650,013
  7,642 Investor AB, Series B ..........................         103,291
267,600 Telefonaktiebolaget LM Ericsson * ..............         753,691
                                                            ------------
                                                               1,506,995
                                                            ------------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

                                                               Value
                        Shares                                (Note 1)
                        ------                              ------------
COMMON STOCKS (CONTINUED)

        SWITZERLAND - 2.12%
  3,674 Credit Suisse Group * ..........................    $    157,808
  3,866 Novartis AG ....................................         180,446
  2,979 Roche Holding AG ...............................         319,455
                                                            ------------
                                                                 657,709
                                                            ------------

        TAIWAN - 0.73%
 26,542 Taiwan Semiconductor Manufacturing Co.,
        Ltd., ADR ......................................         225,076
                                                            ------------
        UNITED KINGDOM - 14.42%
  8,864 3I Group PLC ...................................         112,407
  3,788 BP PLC, ADR ....................................         236,371
 31,483 Cadbury Schweppes PLC ..........................         315,412
 86,540 Dixons Group PLC ...............................         249,640
  1,500 HSBC Holdings PLC ..............................          23,710
 17,335 HSBC Holdings PLC (Hong Kong) ..................         275,609
 18,930 Pearson PLC ....................................         230,583
 24,690 Prudential PLC .................................         235,933
 19,360 Reckitt Benckiser PLC ..........................         614,962
 13,874 Reed Elsevier PLC ..............................         143,713
 17,587 Royal Bank of Scotland Group PLC ...............         559,307
 24,170 Smith & Nephew PLC .............................         227,084
 13,600 The Peninsular & Oriental Steam Navigation Co. .          74,354
394,080 Vodafone Group PLC .............................       1,045,629
 10,640 WPP Group PLC ..................................         121,064
                                                            ------------
                                                               4,465,778
                                                            ------------

        UNITED STATES - 33.53%
 18,400 Advanced Micro Devices, Inc. (O) * ............          296,608
  3,900 Affymetrix, Inc. * ............................          167,076
  4,000 Altera Corp. * ................................           79,120
  1,300 Altria Group, Inc. ............................           85,007
  2,600 Amazon.com, Inc. * ............................           89,102
  5,670 American Express Co. ..........................          291,268
  4,450 Amgen, Inc. * .................................          259,035
  4,700 Applera Corp. - Applied Biosystems Group ......           92,778
     65 Berkshire Hathaway, Inc., Class B * ...........          185,640
  2,700 Boeing Co. ....................................          157,842
  3,100 Burlington Resources, Inc. ....................          155,217
  8,371 Cadence Design Systems, Inc. * ................          125,146
  8,300 Charles Schwab Corp. ..........................           87,233
  4,416 ChevronTexaco Corp. ...........................          257,497
 12,300 Circuit City Stores, Inc. .....................          197,415
  9,000 Cisco Systems, Inc. * .........................          161,010
  1,970 Citigroup, Inc. ...............................           88,532
  2,800 Coach, Inc. * .................................          158,564
 21,500 Corning, Inc. * ...............................          239,295
  9,200 eBay, Inc. * ..................................          342,792
    804 Electronic Arts, Inc. * .......................           41,631
  1,500 Eli Lilly & Co. ...............................           78,150
  1,500 Express Scripts, Inc., Class A* ...............          130,785
  5,100 Gap, Inc. .....................................          111,384
  2,500 Genentech, Inc. * .............................          141,525
  2,400 Genzyme Corp. * ...............................          137,376
  6,760 Gilead Sciences, Inc. * .......................          242,008
  4,800 Gillette Co. ..................................          242,304
  8,600 GlobalSantaFe Corp. ...........................          318,544
  3,000 Human Genome Sciences, Inc. * .................           27,660
  5,000 IMS Health, Inc. ..............................          121,950
  3,273 International Business Machines Corp. .........          299,087
  7,300 International Game Technology .................          194,618
  1,700 International Rectifier Corp. * ...............           77,350
  1,900 Intuit, Inc. * ................................           83,163
  7,930 J.P. Morgan Chase & Co. .......................          274,378
  4,200 Juniper Networks, Inc. * ......................           92,652
  2,200 Lockheed Martin Corp. .........................          134,332
  9,000 MBNA Corp. ....................................          220,950
  1,400 Medtronic, Inc. ...............................           71,330
  2,500 Millennium Pharmaceuticals, Inc. * ............           21,050
  5,700 Morgan Stanley ................................          326,325
 10,800 National Semiconductor Corp. ..................          222,588
    600 Nektar Therapeutics * .........................            8,364
  2,202 Nektar Therapeutics (C)(K)(L) * ...............           24,557
  1,900 Northern Trust Corp. ..........................           82,536
  2,400 Northrop Grumman Corp. ........................          129,552
 25,900 Novell, Inc. (O) * ............................          154,364
  6,460 Pfizer, Inc. ..................................          169,704
  6,600 QUALCOMM, Inc. ................................          241,890
  2,600 Quest Diagnostics, Inc. .......................          273,338
  5,600 Raytheon Co. ..................................          216,720
  1,400 Silicon Laboratories, Inc. (O) * ..............           41,594
120,700 Sirius Satellite Radio, Inc. (O) * ............          678,334
  3,300 Starbucks Corp. * .............................          170,478
 33,800 Sun Microsystems, Inc. * ......................          136,552
  5,900 Symantec Corp. * ..............................          125,847
  8,700 Transocean, Inc. * ............................          447,702
  3,000 VERITAS Software Corp. * ......................           69,660
  4,219 Wachovia Corp. ................................          214,789
 1,700  Wyeth .........................................           71,706
                                                            ------------
                                                              10,385,004
                                                            ------------
        TOTAL COMMON STOCKS  ..........................       28,950,114
        ( Cost $23,814,673 )                                ------------


PREFERRED STOCKS - 1.21%

        BRAZIL - 0.70%
 13,945 Tele Norte Leste Participacoes S.A. * .........          215,383
                                                            ------------
        GERMANY - 0.51%
    217 Porsche AG  ...................................          157,581
                                                            ------------
        TOTAL PREFERRED STOCKS  .......................          372,964
        ( Cost $305,890 )                                   ------------

                                                               Value
                     Par Value                                (Note 1)
                     ---------                              ------------
CERTIFICATE OF DEPOSIT- 0.59%
$ 183,198    State Street Eurodollar                             183,198
                                                            ------------

             TOTAL CERTIFICATE OF DEPOSIT .............          183,198
             ( Cost $183,198 )                              ------------


              See accompanying Notes to Portfolios of Investments.

                                         QUARTERLY HOLDINGS REPORT MARCH 31,2005

GLOBAL SECURITIES FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     31

                                                             Value
Shares                                                     (Note 1)
------                                                   --------------
INVESTMENT COMPANIES - 7.87%

              UNITED STATES - 7.87%
1,389,000     SSgA Prime Money Market Fund............   $    1,389,000
1,048,958     State Street Navigator Securities
              Lending Prime Portfolio (I).............        1,048,958
                                                         --------------

              TOTAL INVESTMENT COMPANIES..............        2,437,958
              (Cost $2,437,958)                          --------------

TOTAL INVESTMENTS - 103.15%...........................       31,944,234
(Cost $26,741,719**)                                     --------------
NET OTHER ASSETS AND LIABILITIES - (3.15)%............         (974,674)
                                                         --------------
TOTAL NET ASSETS - 100.00%............................   $   30,969,560
                                                         ==============

-----------
*   Non-income producing.

**  Aggregate cost for Federal tax purposes was $27,025,207.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Represents collateral held in connection with securities lending.

(K) Represents a private placement security (see note 3).

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

(O) All (or portion of security) on loan.

(S) Shares received from stock split. Until pay date the shares received from the stock split will price differently.

ADR American Depository Receipt.

PLC Public Limited Company.

OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets      % of Net Assets
                                                          ---------------
           Drugs & Health Care.........................          9.9%
           Telecommunications..........................          8.4%
           Banks.......................................          7.3%
           Financial Services..........................          6.5%
           Retail......................................          6.1%
           Oil & Gas...................................          6.0%
           Net Other Assets less Liabilities...........          5.4%
           Computers & Business Equipment..............          5.3%
           Electronics.................................          4.5%
           Computer Software/Services..................          4.4%
           Insurance...................................          4.1%
           Cosmetics & Toiletries......................          3.6%
           Aerospace...................................          3.3%
           Communication Services......................          2.9%
           Exploration/Drilling........................          2.5%
           Food & Beverages............................          2.4%
           Publishing..................................          2.1%
           Telephone...................................          2.0%
           Automobiles.................................          1.3%
           Media-TV/Radio/Cable........................          1.2%
           Semiconductors..............................          1.1%
           Diversified.................................          1.0%
           Household Appliances & Home Furnishings.....          1.0%
           Manufacturing...............................          1.0%
           Medical Services............................          0.9%
           Advertising ................................          0.8%
           Medical Products/Supplies...................          0.7%
           Entertainment...............................          0.6%
           Bio/Specialty Pharmacy......................          0.5%
           Gas & Pipeline Utilities....................          0.5%
           Hotels & Restaurants........................          0.5%
           Shipbuilding................................          0.5%
           Tobacco.....................................          0.4%
           Electric Utilities..........................          0.3%
           Software....................................          0.3%
           Airport Services............................          0.3%
           Construction Materials......................          0.2%
           Trucking & Freight Forwarding...............          0.2%
                                                               -----
                                                               100.0%
                                                               =====

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

32               INTERNATIONAL STOCK FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                                          Value
Shares                                                                                   (Note 1)
------                                                                                 ------------
COMMON STOCKS - 94.73%

           AUSTRALIA - 0.68%
 14,584    A.B.C. Learning Centres, Ltd. ......................................        $     62,773
 29,000    James Hardie Industries N.V. .......................................             134,234
 41,420    John Fairfax Holdings, Ltd. ........................................             133,791
 87,170    Macquarie Infrastructure Group......................................             242,498
                                                                                       ------------
                                                                                            573,296
                                                                                       ------------

           AUSTRIA - 0.28%
  4,560    Erste Bank der Oesterreichischen Sparkassen AG......................             238,597
                                                                                       ------------

           BELGIUM - 0.00%
    218    Solvus S.A. Strip VVPR *............................................                   3
                                                                                       ------------

           BRAZIL - 1.82%
  3,720    Brasil de Distribuicao Pao de Acucar, ADR...........................              78,083
  4,500    Brasil Telecom Participacoes S.A., ADR..............................             146,925
  5,020    Companhia de Bebidas das Americas, ADR..............................             145,028
  5,200    Companhia de Concessoes Rodoviarias.................................             103,688
  9,550    Companhia Vale do Rio Doce, ADR.....................................             301,876
 32,700    Copel, ADR..........................................................             153,036
  3,600    Empressa Brasileira de Aeronautica S.A., ADR........................             112,680
  7,600    Grendene S.A. *.....................................................              60,686
  6,300    Petroleo Brasileiro, S.A., ADR......................................             278,334
 12,200    Souza Cruz S.A......................................................             146,354
                                                                                       ------------
                                                                                          1,526,690
                                                                                       ------------

           CHILE - 0.18%
  6,250    AFP Provida S.A., ADR...............................................             153,188
                                                                                       ------------

           CHINA - 0.48%
  9,000    China Mobile HK, Ltd., ADR..........................................             147,690
  1,990    CNOOC, Ltd., ADR....................................................             108,873
194,000    People's Food Holdings, Ltd. .......................................             142,180
                                                                                       ------------
                                                                                            398,743
                                                                                       ------------

           CROATIA - 0.11%
  7,500    Pliva d.d., GDR (C).................................................              88,049
                                                                                       ------------

           EGYPT - 0.67%
 26,200    Commercial International Bank of Egypt..............................             210,052
  4,400    Orascom Construction Industries.....................................              91,603
  3,700    Orascom Telecom Holding S.A.E. *....................................             261,552
                                                                                       ------------
                                                                                            563,207
                                                                                       ------------

           FINLAND - 3.61%
 12,000    Amer Group, Ltd. ...................................................             215,520
112,100    Nokia Oyj...........................................................           1,738,573
    900    Nokian Renkaat Oyj..................................................             145,067
 13,200    Sampo Oyj...........................................................             191,711
 45,000    Stora Enso Oyj......................................................             631,971
  3,000    TietoEnator Oyj.....................................................             102,586
                                                                                       ------------
                                                                                          3,025,428
                                                                                       ------------

           FRANCE - 9.74%
  3,600    Carbone Lorraine S.A. *.............................................             203,538
 15,850    Carrefour S.A. .....................................................             841,459
 33,763    Credit Agricole S.A. ...............................................             918,112
  7,870    Lagardere S.C.A. ...................................................             595,996
  4,000    Neopost S.A. .......................................................             346,492
 18,864    Sanofi-Aventis. ....................................................           1,591,245
  7,200    Schneider Electric S.A. ............................................             564,397
  8,530    Total S.A., Series B................................................           1,996,560
 36,300    Vivendi Universal S.A. *............................................           1,112,312
                                                                                       ------------
                                                                                          8,170,111
                                                                                       ------------

           GERMANY - 8.22%
 14,400    Commerzbank AG *....................................................             312,589
 69,000    Deutsche Telekom AG *...............................................           1,377,926
 10,900    E. On AG............................................................             935,567
  2,100    Fielmann AG.........................................................             144,492
  1,000    PUM AAG.............................................................             250,441
 15,900    Schering AG.........................................................           1,054,833
 19,000    Siemens AG..........................................................           1,504,165
  5,000    Techem AG *.........................................................             218,502
 23,100    Volkswagen AG.......................................................           1,099,944
                                                                                       ------------
                                                                                          6,898,459
                                                                                       ------------

           GREECE - 0.42%
  7,440    OPAP S.A. ..........................................................             217,462
  7,600    Piraeus Bank S.A. ..................................................             137,580
                                                                                       ------------
                                                                                            355,042
                                                                                       ------------

           HONG KONG - 1.12%
 85,000    China Netcom Group, Ltd. *..........................................             119,338
 51,145    Esprit Asia Holdings, Ltd. .........................................             349,197
 52,000    Foxconn International Holdings, Ltd. *..............................              28,169
120,000    Hutchison Telecommunications International, Ltd. *..................             114,627
266,000    Pacific Basin Shipping, Ltd. .......................................             127,044
254,000    Texwinca Holdings, Ltd. ............................................             203,545
                                                                                       ------------
                                                                                            941,920
                                                                                       ------------

           HUNGARY - 0.35%
  1,100    Gedeon Richter Rt. .................................................             151,203
  1,800    MOL Magyar Olaj-es Gazipari Rt. ....................................             144,959
                                                                                       ------------
                                                                                            296,162
                                                                                       ------------

           INDIA - 1.23%
 10,200    Hero Honda Motors, Ltd. ............................................             128,031
  5,800    Hindalco Industries, Ltd., GDR (C)..................................             171,835
 31,200    Hindustan Lever, Ltd. ..............................................              94,129
  8,570    Reliance Industries, Ltd., GDR (C)..................................             214,304
 22,100    Satyam Computer Services, Ltd. .....................................             206,729
  7,100    State Bank of India, GDR (C)........................................             213,642
                                                                                       ------------
                                                                                          1,028,670
                                                                                       ------------

           INDONESIA - 0.34%
 15,300    Telekomunikasi Indonesia Tbk PT, ADR................................             286,722
                                                                                       ------------

           IRELAND - 2.18%
 11,513    Anglo Irish Bank Corp. PLC..........................................             288,139
 32,800    Bank of Ireland.....................................................             517,807
 22,868    CRH PLC.............................................................             599,871
 10,800    DCC PLC.............................................................             251,248
 14,400    Grafton Group PLC *.................................................             170,860
                                                                                       ------------
                                                                                          1,827,925
                                                                                       ------------

           ISRAEL - 0.24%
 60,400    Bank Hapoalim, Ltd. ................................................             203,318
      1    Koor Industries, Ltd. *.............................................                  47
                                                                                       ------------
                                                                                            203,365
                                                                                       ------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 33

                                                                                   Value
Shares                                                                            (Note 1)
---------                                                                     ----------------
COMMON STOCKS (continued)

             ITALY - 1.90%
    3,500    Davide Campari-Milano SpA...............................         $        243,497
   44,300    Eni SpA.................................................                1,150,643
    5,600    Lottomatica SpA.........................................                  202,895
                                                                              ----------------
                                                                                     1,597,035
                                                                              ----------------

             JAPAN - 17.51%
    4,800    ACOM Co., Ltd...........................................                  324,551
    4,500    Aiful Corp..............................................                  360,084
    2,250    Aiful Corp. (S).........................................                  176,265
   17,000    Chiyoda Corp............................................                  177,095
    4,100    Credit Saison Co., Ltd..................................                  147,596
    5,000    Daito Trust Construction Co., Ltd.......................                  209,839
    2,000    Don Quijote Co., Ltd....................................                  117,323
      150    eAccess, Ltd............................................                  127,302
      100    East Japan Railway Co...................................                  537,188
   13,600    Fanuc, Ltd..............................................                  851,070
  161,900    Fujitsu, Ltd............................................                  972,381
   10,000    Hisamitsu Pharmaceutical Co., Inc.......................                  221,497
    5,200    Hoya Corp...............................................                  572,255
    7,300    JSR Corp................................................                  143,992
   12,100    Leopalace21 Corp........................................                  199,513
   54,000    Mitsubishi Estate Co., Ltd..............................                  627,503
   16,400    Murata Manufacturing Co., Ltd...........................                  879,459
    5,700    NEC Electronics Corp....................................                  265,796
   63,400    Nomura Holdings, Inc....................................                  886,920
      335    NTT DoCoMo, Inc.........................................                  562,369
   12,200    OSG Corp................................................                  168,849
    5,200    Rinnai Corp.............................................                  131,910
   19,000    Sanyo Shokai, Ltd.......................................                  109,331
    3,500    Secom Techno Service Co., Ltd...........................                  129,261
   20,300    Shin-Etsu Chemical Co., Ltd.............................                  768,645
   94,000    Shinsei Bank, Ltd.......................................                  534,763
   15,900    Sony Corp...............................................                  633,183
   75,000    Sumitomo Trust & Banking Co., Ltd.......................                  488,925
   23,000    Suruga Bank, Ltd........................................                  204,421
   20,600    Takeda Pharmaceutical Co., Ltd..........................                  981,730
  200,000    Tokyo Gas Co., Ltd......................................                  805,782
   26,600    Toyota Motor Corp.......................................                  989,825
    9,000    Uniden Corp.............................................                  186,757
    2,050    USS Co., Ltd............................................                  158,685
       26    Yoshinoya D&C Co., Ltd..................................                   43,162
                                                                              ----------------
                                                                                    14,695,227
                                                                              ----------------

             LUXEMBOURG - 0.18%
   19,300    Stolt Offshore S.A. *...................................                  148,707
                                                                              ----------------

             MEXICO - 1.03%
   35,300    America Telecom, S.A. de C.V., Series A*................                   98,973
    1,960    Fomento Economico Mexicano S.A. de C.V., ADR............                  104,958
    2,550    Grupo Televisa, S.A. de C.V., ADR.......................                  149,940
   25,900    Kimberly-Clark de Mexico, S.A. de C.V., Class A.........                   77,600
    8,260    Telefonos de Mexico S.A. de C.V., ADR...................                  285,218
   28,800    Urbi Desarrollos Urbanos S.A. de C.V. *.................                  144,287
                                                                              ----------------
                                                                                       860,976
                                                                              ----------------
             MOROCCO - 0.04%
    3,300    Maroc Telecom *.........................................                   32,058
                                                                              ----------------

             NETHERLANDS - 5.81%
    4,586    Boskalis Westminster N.V................................                  179,596
    2,948    Fugro N.V...............................................                  268,171
   23,158    Heineken N.V............................................                  802,705
    5,318    Hunter Douglas N.V......................................                  268,121
    2,262    IHC Caland N.V..........................................                  143,729
    4,400    Imtech N.V..............................................                  143,784
   29,600    Philips Electronics N.V.................................                  815,655
   35,700    Royal Dutch Petroleum Co................................                2,135,077
    3,675    United Services Group N.V...............................                  117,519
                                                                              ----------------
                                                                                     4,874,357
                                                                              ----------------

             NORWAY - 1.18%
    8,500    Ekornes ASA.............................................                  184,157
   39,700    Statoil ASA.............................................                  675,585
   12,800    Tandberg ASA............................................                  133,617
                                                                              ----------------
                                                                                       993,359
                                                                              ----------------

             PERU - 0.14%
    6,900    Credicorp, Ltd..........................................                  118,818
                                                                              ----------------

             PHILIPPINES - 0.11%
    3,700    Philippine Long Distance Telephone Co., ADR.............                   93,277
                                                                              ----------------

             RUSSIA - 0.63%
    4,700    AFK Sistema, GDR (C) *..................................                   76,375
    1,710    LUKOIL, ADR.............................................                  231,534
    3,900    Mobile Telesystems, ADR.................................                  137,241
    4,380    Wimm-Bill-Dann Foods OJSC, ADR *........................                   84,665
                                                                              ----------------
                                                                                       529,815
                                                                              ----------------

             SINGAPORE - 0.81%
   81,000    Overseas Chinese Banking Corp., Ltd.....................                  677,044
                                                                              ----------------

             SOUTH AFRICA - 1.87%
    4,100    Edgars Consolidated Stores, Ltd.........................                  181,263
    2,950    Impala Platinum Holdings, Ltd...........................                  248,995
   15,300    Kumba Resources, Ltd....................................                  166,037
   97,700    Old Mutual PLC..........................................                  248,161
   46,000    Sanlam, Ltd.............................................                   89,781
   15,440    Sappi, Ltd..............................................                  189,649
    8,590    Sasol, Ltd..............................................                  200,581
  112,622    Steinhoff International Holdings, Ltd...................                  240,816
                                                                              ----------------
                                                                                     1,565,283
                                                                              ----------------

             SOUTH KOREA - 3.45%
    5,800    Daewoo Shipbuilding & Marine Engineering
             Co., Ltd., GDR (C)......................................                  218,178
    1,150    Hite Brewery Co., Ltd...................................                  110,980
    2,600    Hyundai Motor Co........................................                  140,817
    4,840    Kangwon Land, Inc.......................................                   72,445
    9,501    Kookmin Bank............................................                  424,294
    6,500    KTCorp., ADR............................................                  138,515
    3,100    LG Chem, Ltd............................................                  125,160
    1,600    LG Electronics, Inc.....................................                  107,297
    4,200    LG Household & Health Care, Ltd.........................                  136,898

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

                                                               Value
    Shares                                                    (Note 1)
  ----------                                                ------------
COMMON STOCKS (CONTINUED)
               SOUTH KOREA (CONTINUED)
    4,500      LG.Philips LCD Co., Ltd., ADR *..........    $     96,975
    3,700      POSCO, ADR...............................         182,632
    2,600      Samsung Electronics Co., Ltd., GDR (C)...         643,500
    1,880      Samsung Fire & Marine Insurance Co.,              142,365
               Ltd......................................
    1,000      Samsung SDI Co., Ltd.....................         102,905
      800      SK Telecom Co., Ltd .....................         134,712
    5,800      SK Telecom Co., Ltd., ADR................         114,376
                                                            ------------
                                                               2,892,049
                                                            ------------
               SPAIN - 0.93%
   13,700      Abengoa, S.A.............................         150,296
   13,552      Corporacion Mapfre S.A...................         208,774
   13,500      Indra Sistemas, S.A......................         242,284
    8,500      Prosegur, CIA de Seguridad S.A...........         181,869
                                                            ------------
                                                                 783,223
                                                            ------------
               SWEDEN - 1.16%
    9,400      Alfa Laval AB............................         154,326
    9,580      Elekta AB *..............................         345,748
   11,000      Getinge AB...............................         164,248
   24,900      Swedish Match AB.........................         304,838
                                                            ------------
                                                                 969,160
                                                            ------------
               SWITZERLAND - 5.28%
   17,900      Compagnie Financiere Richemont AG,
               Class A..................................         562,229
   33,830      Credit Suisse Group *....................       1,453,091
      230      Edipresse S.A............................         125,053
      100      Geberit AG...............................          73,275
    4,600      Nestle S.A...............................       1,259,180
   13,400      Swiss Reinsurance Co.....................         960,025
                                                            ------------
                                                               4,432,853
                                                            ------------
               TAIWAN - 1.20%
   62,624      Advantech Co., Ltd.......................         143,113
   90,541      Chinatrust Financial Holding Co., Ltd....         102,163
   11,200      Delta Electronics, Inc., GDR (C) *.......          90,828
  141,000      Fubon Group Co., Ltd.....................         133,589
   49,315      Hon Hai Precision Industry Co., Ltd......         219,136
  196,000      Taiwan Semiconductor Manufacturing
               Co., Ltd.................................         320,383
                                                            ------------
                                                               1,009,212
                                                            ------------
               THAILAND - 0.15%
  165,400      Thai Union Frozen Products Public
               Co., Ltd.................................         121,555
                                                            ------------
               TURKEY - 0.39%
   37,243      Akbank T.A.S.............................         180,699
    8,600      Turkcell Iletisim Hizmetleri A.S., ADR...         146,888
                                                            ------------
                                                                 327,587
                                                            ------------
               UNITED KINGDOM - 19.12%
  121,800      Barclays PLC.............................       1,244,404
   83,500      BP PLC...................................         864,928
   78,200      BRiT Insurance Holdings PLC..............         119,621
   13,221      Bunzl PLC................................         129,084
   83,500      Cadbury Schweppes PLC....................         836,544
    9,200      Carpetright PLC..........................         172,352
   22,580      Cattles PLC..............................         144,131
   11,030      Cobham PLC...............................         290,997
   17,568      Collins Stewart Tullett PLC..............         133,289
  100,300      Diageo PLC...............................       1,413,047
   13,000      Enterprise Inns PLC......................         189,284
   62,000      GlaxoSmithKline PLC......................       1,420,265
   23,000      Halfords Group PLC.......................         130,089
   96,902      HSBC Holdings PLC........................       1,531,705
   26,140      Imperial Tobacco Group PLC...............         685,685
   17,000      Intertek Group PLC.......................         248,328
   72,280      Kesa Electricals PLC.....................         412,573
    7,443      Man Group PLC............................         193,131
  125,000      Marks and Spencer Group PLC..............         816,776
   12,300      Northgate PLC............................         208,476
   73,633      Prudential PLC...........................         703,623
   99,923      Regus Group PLC *........................         199,555
  195,100      Rentokil Initial PLC.....................         596,883
   46,000      Royal Bank of Scotland Group PLC.........       1,462,907
    9,450      Signet Group PLC, ADR....................         196,843
   13,200      Trinity Mirror PLC.......................         174,747
  117,800      Unilever PLC.............................       1,163,493
   18,400      William Hill PLC.........................         191,464
   20,700      Wimpey George PLC........................         172,004
                                                            ------------
                                                              16,046,228
                                                            ------------
               VENEZUELA - 0.17%
    7,331      Compania Anonima Nacional Telefonos de
               Venezuela, ADR...........................         138,703
                                                            ------------

               TOTAL COMMON STOCKS......................      79,482,103
               (Cost $64,598,769 )                          ------------

PREFERRED STOCKS - 1.72%

               BRAZIL - 0.87%
  457,000      Caemi Mineracao e Metalurgica S.A. *.....         424,877
    7,020      Telemar Norte Leste S.A .................         163,164
    6,600      Usinas Siderurgicas de Minas Gerais
               S.A......................................         142,268
                                                            ------------
                                                                 730,309
                                                            ------------
               GERMANY - 0.85%
      781      Porsche AG...............................         567,146
    7,700      ProSiebenSat.1 Media AG..................         144,383
                                                            ------------
                                                                 711,529
                                                            ------------
               TOTAL PREFERRED STOCKS...................       1,441,838
               (Cost $821,535 )                             ------------

PREFERRED STOCK UNIT - 0.03%

               BRAZIL - 0.03%
    1,100      All America Latina Logistica S.A. (R)*...          30,309
                                                            ------------

               TOTAL PREFERRED STOCK UNIT...............          30,309
               (Cost $29,595 )                              ------------

WARRANTS AND RIGHTS - 0.00%

               JAPAN - 0.00%
      120      Belluna Co., Ltd. (Exercise Price
               $35.65) (L) *............................               0
                                                            ------------

               TOTAL WARRANTS AND RIGHTS................               0
               (Cost $113 )                                 ------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 35

                                                          Value
Shares                                                   (Note 1)
------                                                 ------------
INVESTMENT COMPANY - 3.16%

          UNITED STATES - 3.16%
2,650,523 SSgA Prime Money Market Fund..........       $  2,650,523
                                                       ------------

          TOTAL INVESTMENT COMPANY..............          2,650,523
          (Cost $2,650,523)                            ------------

TOTAL INVESTMENTS - 99.64%......................         83,604,773
(Cost $68,100,535**)                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.36%........            298,124
                                                       ------------
TOTAL NET ASSETS - 100.00%......................       $ 83,902,897
                                                       ============

----------

*     Non-income producing.

**    Aggregate cost for Federal tax purposes was $68,582,856.

(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

(R)   Preferred Unit (represents 4 preferred shares and 1 common share).

(S) Shares received from stock split. Until pay date the shares received from the stock split will price differently.

ADR   American Depository Receipt.

GDR   Global Depository Receipt.

PLC   Public Limited Company.

OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets

                                                               % of Net Assets
                                                               ---------------
     Banks..............................................            13.7%
     Oil & Gas..........................................            10.4%
     Food & Beverages...................................             7.7%
     Drugs & Health Care................................             7.2%
     Communication Services.............................             5.9%
     Electronics........................................             4.4%
     Retail.............................................             4.2%
     Telecommunications.................................             4.2%
     Financial Services.................................             3.8%
     Net Other Assets less Liabilities..................             3.6%
     Automobiles........................................             3.5%
     Insurance..........................................             3.2%
     Manufacturing......................................             2.7%
     Computers & Business Equipment.....................             2.4%
     Household Appliances & Home Furnishings............             2.0%
     Mining.............................................             1.9%
     Business Services..................................             1.7%
     Industrial Machinery...............................             1.4%
     Real Estate........................................             1.4%
     Chemicals..........................................             1.3%
     Electric Utilities.................................             1.3%
     Tobacco............................................             1.3%
     Construction & Mining Equipment....................             1.1%
     Leisure Time.......................................             1.1%
     Electrical Equipment...............................             0.9%
     Railroads & Equipment..............................             0.9%
     Building Construction..............................             0.8%
     Apparel & Textiles.................................             0.7%
     Forest Products....................................             0.7%
     Aerospace..........................................             0.5%
     Computer Software/Services.........................             0.5%
     Conglomerates......................................             0.4%
     Publishing.........................................             0.4%
     Auto Parts.........................................             0.3%
     Paper..............................................             0.3%
     Shipbuilding.......................................             0.3%
     Turnpikes & Toll Roads.............................             0.3%
     Construction Materials.............................             0.2%
     Household Products.................................             0.2%
     Hotels & Restaurants...............................             0.2%
     Machinery/Equipment................................             0.2%
     Television.........................................             0.2%
     Transportation.....................................             0.2%
     Commercial/Consumer Services.......................             0.1%
     Cosmetics & Toiletries.............................             0.1%
     Internet...........................................             0.1%
     School.............................................             0.1%
                                                                   -----
                                                                   100.0%
                                                                   =====

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

36               NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING Policies

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

      Portfolio Valuation

      Securities and other investments are valued as follows: Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and
      (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Fund or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

      Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial future contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Fund's Securities Valuation Committee shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

      The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard
      Time) Reuters spot rate.

      All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisor's (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Advisor and under the general supervision of the Board of Trustees.

      A fund's investments will be valued at fair value if in the judgment of the Investor Advisor an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Security Valuation Committee would determine the fair value of affected securities considering the factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

      Security Transactions and Investment Income

      Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method which is the same method used for federal income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

      Repurchase Agreements

      Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

            NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)        37

      The Fund has established procedures providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian and that the collateral must be marked to market daily to ensure that the repurchase agreements are fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, subnormal levels of income, declines in value of the underlying securities, lack of access to income during this period and the additional costs related to enforcing it rights.

      Foreign Currency Transactions

      The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of such transactions.

      The funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

      The funds do not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which are due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

      Forward Foreign Currency Exchange Contracts

      The funds (other than Money Market) may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The fund's net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. At the period ended March 31, 2005, only the High Income Fund had open forward foreign currency exchange contracts, which are presented in the fund's Portfolio of Investments.

      If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

      Futures Contracts

      The funds (other than Money Market) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the change in value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

      Delayed Delivery Securities

      Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended March 31, 2005, no funds had entered into such transactions.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

38           NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

(2)   FOREIGN SECURITIES

      Each fund may invest in foreign securities; provided, however, that the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. However, any dollar-denominated security that is part of the Merrill Lynch U.S. Domestic Master Index is not considered a foreign security. Foreign securities include ADRs, EDRs, GDRs, and SDRs, and foreign money market securities.

(3)   RESTRICTED SECURITIES

      Each fund may invest in restricted securities. A restricted security is one that is originally issued in a private placement rather than a public offering and has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At the period ended March 31, 2005, only the Global Securities Fund held a restricted security which is presented in the fund's Portfolio of Investments. The acquisition date, the enforceable right to acquire the security, along with the original cost and fair market value of the restricted security is as follows:


     SECURITY                  ACQUISITION            RIGHT TO              ACQUISITION           FAIR       VALUE AS A % OF
       NAME                       DATE              ACQUIRE DATE               COST               VALUE         NET ASSETS
-------------------            -----------          ------------            -----------         ---------    ---------------
Nektar Therapeutics              3/25/04              3/25/04               $  23,299           $  24,557          .08%

(4)   SECURITIES LENDING

      The funds, excluding the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to the value of the securities loaned, which is determined on a daily basis. At March 31, 2005, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of all collateral is included within the Portfolio of Investments.

      The value of securities on loan at March 31, 2005 is as follows:

           FUND                                   VALUE OF SECURITIES ON LOAN
--------------------------                        ---------------------------
Bond                                                   $    139,756,959
High Income                                                  26,691,900
Balanced                                                     81,655,884
Growth and Income Stock                                      15,003,966
Capital Appreciation Stock                                   10,744,569
Mid-Cap Stock                                                20,789,867
Multi-Cap Growth Stock                                       29,513,344
Global Securities                                             1,021,274

      The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

            NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)        39

(5)   TAX INFORMATION

      At March 31, 2005, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

                                              APPRECIATION              DEPRECIATION                NET
                                          --------------------      --------------------       -------------
Bond                                      $          7,387,975      $          8,336,655       $    (948,680)
High Income                                          2,085,572                 1,835,723             249,849
Balanced                                           119,776,024                25,751,621          94,024,403
Growth and Income Stock                            246,619,933                39,030,411         207,589,522
Capital Appreciation Stock                         130,056,564                36,354,625          93,701,939
Mid-Cap Stock                                       45,129,901                 7,745,034          37,384,867
Multi-Cap Growth Stock                              43,778,607                 8,785,101          34,993,506
Global Securities                                    5,451,697                   532,670           4,919,027
International Stock                                 15,687,256                   665,339          15,021,917

      The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

(6)   CONCENTRATION OF RISK

      Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Multi-Cap Growth Stock Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

      Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

      The High Income Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

QUARTERLY HOLDINGS REPORT MARCH 31, 2005

40                      OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES. A description of the policies and procedures used by the Ultra Series Fund to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

PROXY VOTING RECORDS. Form N-PX, containing the proxy voting records for the Funds for the twelve-month period ended June 30, 2004 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS. The Funds' annual and semiannual reports provide additional information about the Fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year (except the Money Market Fund), and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov, by contacting your broker, or calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2005

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

I, Michael S. Daubs, certify that:

1.    I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 19, 2005                  /s/Michael S. Daubs
                                    -------------------
                                    Michael S. Daubs
                                    President, Ultra Series Fund

I, Mary L. Hoffmann, certify that:

1.    I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 19, 2005                      /s/ Mary E. Hoffmann
                                        ----------------------------------
                                        Mary E. Hoffmann
                                        Treasurer, Ultra Series Fund

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND

By: /s/Michael S. Daubs
    -------------------
      Michael S. Daubs
      President

Date: May 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Michael S. Daubs
    -------------------
      Michael S. Daubs
      President, Ultra Series Fund

Date: May 19, 2005

By: /s/Mary E. Hoffmann
    -------------------
      Mary E. Hoffmann
      Treasurer, Ultra Series Fund

Date: May 19, 2005